As filed with the Securities and Exchange Commission on June 23, 2000.
                    Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 75

                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 76


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:         John E. Baumgardner, Jr., Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon filing pursuant to paragraph (b)
[ ] on [ date ] pursuant to paragraph  (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(i)
[X] on July 31, 2000  pursuant  to  paragraph  (a)(i)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                                                      JULY XX, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN INTERNATIONAL EQUITY FUNDS - ADVISOR SERIES

International Equity Fund
International Opportunities Fund



                                        ----------------------------------------
                    Seeking high total return primarily from
                        stocks outside the United States


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate.

It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | Each fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN INTERNATIONAL EQUITY ADVISOR FUNDS
J.P. Morgan International Equity Fund - Advisor Series ......   1
J.P. Morgan International Opportunities Fund - Advisor Series   3


5 | Principles and techniques common
    to the funds in this prospectus

INTERNATIONAL EQUITY MANAGEMENT APPROACH
J.P. Morgan .................................................   5
J.P. Morgan international equity funds ......................   5
The spectrum of international equity funds ..................   5
Who may want to invest ......................................   5
International equity investment process .....................   6

7 | Investing in the J.P. Morgan
    International Equity Advisor Funds

YOUR INVESTMENT
Investing through a service organization ....................   7
Account and transaction policies ............................   7
Dividends and distributions .................................   7
Tax considerations ..........................................   8

9 | More about risk and the funds'
    business operations

FUND DETAILS
Business structure ..........................................   9
Management and administration ...............................   9
Risk and reward elements ....................................  11

FOR MORE INFORMATION ................................  back cover

J.P. MORGAN INTERNATIONAL
EQUITY FUND - ADVISOR SERIES
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 11-12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of foreign company equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), which is the fund's benchmark. The fund typically does not invest in U.S. companies.

The fund's industry weightings generally approximate those of the EAFE Index, although it does not seek to mirror the index in its choice of individual securities, and may overweight or underweight countries relative to the EAFE
Index. In choosing stocks, the fund emphasizes those that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. The fund makes its currency management decisions as described on pages 6 and 11.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INTERNATIONAL EQUITY FUND - ADVISOR SERIES)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages over $376 billion, including approximately $10.9 billion using similar strategies as the fund.

The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April of 1993 and has been at J.P. Morgan since 1992, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before you invest
Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goals.

o The fund does not represent a complete investment program.

1 | J.P. MORGAN INTERNATIONAL EQUITY FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan International Equity Fund - Advisor Series because returns reflect performance of the J.P. Morgan International Equity Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan International Equity Fund's shares from year to year for each of the last 9 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan International Equity Fund's average annual returns for the past one and five years and life of the J.P. Morgan International Equity Fund compare to those of the EAFE Index. This is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

The J.P. Morgan International Equity Fund's past performance does not necessarily indicate how the J.P. Morgan International Equity Fund - Advisor Series will perform in the future.

Year-by-year total return (%)                              Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------------------------------------------
              1991       1992        1993         1994        1995         1996        1997         1998        1999
40%


                                     24.37                                                                      29.92

20%
             10.58                                                                                  13.48

                                                  5.65        7.59         8.41        1.17
0%

                        (10.77)
(20%)
----------------------------------------------------------------------------------------------------------------------

[ ]  J.P. Morgan International Equity Fund

The J.P. Morgan International Equity Fund's year-to-date total returns as of 6/30/00 was ____%. For the period covered by this year-by-year total return chart, the J.P. Morgan International Equity Fund's highest quarterly return was 20.23% (for the quarter ended 12/31/98); and the lowest quarterly return was -18.05% (for the quarter ended 9/30/98).

Average annual total return (%) Shows  performance  over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------
                                                             Past 1 yr.  Past 5 yrs.   Life of fund(3)
J.P. Morgan International Equity Fund (after expenses)         29.92        11.71          7.76
------------------------------------------------------------------------------------------------------
EAFE Index (no expenses)                                       26.96        12.83          8.68
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, distribution, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.60
Distribution (Rule 12b-1) fees                                              0.25
Service fees(5)                                                             0.25
Other expenses                                                                XX
--------------------------------------------------------------------------------
Total operating expenses                                                      XX
Fee waiver and
expense reimbursement(6)
--------------------------------------------------------------------------------
Net expenses(6)                                                               XX
--------------------------------------------------------------------------------

Expense example(6)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/xx/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                       1 yr.     3 yrs.      5 yrs.      10 yrs.
Your cost($)                            xx         xx          xx          xx
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund's fiscal year end is 10/31.

(3) The J.P. Morgan International Equity Fund commenced operations on 6/1/90 and performance is calculated as of 6/30/90.

(4) The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year expressed as a percentage of the fund's estimated average net assets.

(5) Service organizations (described on page x) may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated 7/xx/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed ____% of the fund's average daily net assets through 2/28/02.

                      J.P. MORGAN INTERNATIONAL EQUITY FUND - ADVISOR SERIES | 2

J.P. MORGAN INTERNATIONAL
OPPORTUNITIES FUND - ADVISOR SERIES
--------------------------------------------------------------------------------
                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND - ADVISOR SERIES)
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 11-12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund's assets are invested primarily in companies from developed markets other than the U.S. The fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

The fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. While the fund generally follows the process described on page 6, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the fund's benchmark. The fund makes its currency management decisions as described on pages 6 and 11.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another. However, the fund does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $376 billion, including approximately $x.x billion using similar strategies as the fund.

The portfolio management team is led by Paul A. Quinsee, managing director, who has been on the team since the fund's inception and at J.P. Morgan since 1992, Andrew C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before you invest
Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goals.

o The fund does not represent a complete investment program.

3 | J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan International Opportunities Fund - Advisor Series because returns reflect performance of the J.P. Morgan International Opportunities Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan International Opportunities Fund's shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan International Opportunities Fund's average annual return for the past one year and life of fund compare to that of the MSCI All Country World Index Free (ex.-U.S.). This is an unmanaged index that measures developed and emerging foreign stock market performance.

The J.P. Morgan International Opportunities Fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                 Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                           1998                1999

40%                                                             40.05

20%
                                            3.47
0%
--------------------------------------------------------------------------------

[ ]  J.P. Morgan International Opportunities Fund

The J.P. Morgan International Equity Fund's year-to-date total return as of 6/30/00 was ____%. For the period covered by this total return chart, the J.P. Morgan International Opportunities Fund's highest quarterly return was 21.81% (for the quarter ended 12/31/98); and the lowest quarterly return was -21.38% (for the quarter ended 9/30/98).

Average annual total return (%)               Shows performance over time, for period ended December 31, 1999(1)
----------------------------------------------------------------------------------------------------------------
                                                                     Past 1 yr.                Life of fund(2)
J.P. Morgan International Opportunities Fund (after expenses)          40.05                       14.75
MSCI All Country World Index Free (ex-U.S.) (no expenses)              30.91                       15.87
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, distribution, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.60
Distribution (Rule 12b-1) fees                                             0.25
Service fees(5)                                                            0.25
Other expenses                                                               xx
--------------------------------------------------------------------------------
Total operating expenses                                                     xx
Fee waiver and
expense reimbursement(6)
--------------------------------------------------------------------------------
Net expenses(6)
--------------------------------------------------------------------------------

Expense example(6)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/xx/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                    1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)                         xxx          xxx         xxx        xxxx
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund's fiscal year end is 11/30.

(3) The J.P. Morgan International Opportunities Fund commenced operations on 2/26/97 and performance is calculated as of 2/28/97.

(4) The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's estimated average net assets.

(5) Service organizations (described on page x) may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated 7/xx/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed ____% of the fund's average daily net assets through 2/28/02.

               J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND - ADVISOR SERIES | 4

INTERNATIONAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has more than $376 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN INTERNATIONAL EQUITY FUNDS
These funds invest primarily in stocks and other equity securities of companies outside the U.S. through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical U.S. stock fund.

THE SPECTRUM OF INTERNATIONAL EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o  the parts of the world in which they invest

o  how closely they follow the weightings of their benchmarks

o  how many securities they typically maintain in their portfolios

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each international equity fund were described on the preceding pages.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The funds are designed for investors who:

o are pursuing a long-term goal

o want to add a non-U.S. investment with growth potential to further diversify a portfolio

o want funds that seek to consistently outperform the markets in which they invest

The funds are not designed for investors who:

o are uncomfortable with the risks of international investing

o are looking for a less aggressive stock investment

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

Potential risk and return
--------------------------------------------------------------------------------

The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

Return

o International Opportunities Fund

o International Equity Fund

Risk

5 | INTERNATIONAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan uses top-down
analysis in determining which
countries to emphasize

[GRAPHIC OMITTED]
Stocks in each industry are
ranked with the help of models,
then selected for investment

[GRAPHIC OMITTED]
In some funds, J.P. Morgan may
adjust currency exposure to seek
to manage risks and enhance
returns

INTERNATIONAL EQUITY INVESTMENT PROCESS
While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on allocating assets by country, selecting stocks and managing currency exposure. The funds largely avoid using sector or market-timing strategies.

Through its extensive global equity research and analytical systems, J.P. Morgan seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, J.P. Morgan develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than xx members around the world, with an average of nearly ten years of experience.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

Country allocation J.P. Morgan takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for each fund. Country allocation may vary either significantly or moderately from the benchmark, depending on the fund. J.P. Morgan considers the developed countries of Europe, excluding the U.K., as a whole while monitoring the fund's exposure to any one country.

Stock selection Various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. Each fund's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

o catalysts that could trigger a change in a stock's price

o potential reward compared to potential risk

o temporary mispricings caused by market overreactions

Currency management The funds have access to J.P. Morgan's currency specialists in determining the extent and nature of each fund's exposure to various foreign currencies.



                  INTERNATIONAL EQUITY MANAGEMENT APPROACH | 6

YOUR INVESTMENT
--------------------------------------------------------------------------------

INVESTING THROUGH A SERVICE ORGANIZATION
Prospective investors may only purchase shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o  Acting, directly or through an agent, as the sole shareholder of record

o  Maintaining account records for customers

o  Processing orders to purchase, redeem or exchange shares for customers

o  Responding to inquiries from shareholders

o  Assisting customers with investment procedures

ACCOUNT AND TRANSACTION POLICIES
Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, (e.g., when an event occurs after the close of trading that would materially impact a security's value) the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Each fund typically pays income dividends and makes capital gains distributions, if any, once a year. A fund may declare an additional income dividend in a given year, depending on its tax situation. However, a fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the fund's net investment income and realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Advisor Fund.

7 | YOUR INVESTMENT

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                       Tax status
Income dividends                                  Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                          Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                           Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                      Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                      Gains are treated as ordinary
owned for one year or less                        income; losses are subject
                                to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE  19713
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 8

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
As noted earlier, each fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether the feeder fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION
The feeder funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                             Percentage of the master
                                              portfolio's average net assets
International Equity                          0.60%
International Opportunities                   0.60%
--------------------------------------------------------------------------------
Administrative services                       Master portfolio's and fund's
(fee shared with Funds                        pro-rata portions of 0.09% of
the Distributor, Inc.)                        first $7 billion of average net
                                              assets in J.P. Morgan-advised
                                              portfolios, plus 0.04% of average
                                             net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                          0.05% of the fund's average
                                              net assets
--------------------------------------------------------------------------------

Each fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.



9 | FUND DETAILS

--------------------------------------------------------------------------------






                       THIS PAGE INTENTIONALLY LEFT BLANK






                                                                           | 10

RISK AND REWARD ELEMENTS
--------------------------------------------------------------------------------
This table identifies the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.



--------------------------------------------------------------------------------------------------------------------------------
Potential risks                            Potential rewards                         Policies to balance risk and
reward
--------------------------------------------------------------------------------------------------------------------------------
Foreign and other market
conditions
                                        o   Stocks have generally outperformed    o   Under normal circumstances the funds
                                             more stable invest- ments (such as        plan to remain fully invested, with
o   Each fund's share price and                bonds and cash equivalents) over the      at least 65% in stocks; stock
    performance will fluctuate in              long term                                 investments may include convertible
    response to stock and bond market                                                    securities, preferred stocks,
    movements                              o   Foreign investments, which represent      depository receipts (such as ADRs
                                               a major portion of the world's            and EDRs), trust or partnership
o   The value of most bonds will fall          securities, offer attractive              interests, warrants, rights, and
    when interest rates rise; the longer       potential performance and                 investment company securities
    a bond's maturity and the lower its        opportunities for diversification
    credit quality, the more its value                                             o   The funds seek to limit risk and
    typically falls                        o   Most bonds will rise in value when        enhance performance through active
                                               interest rates fall                       management, country allocation and
o   A fund could lose money because of                                                    diversification
    foreign government actions,            o   Foreign bonds, which represent a
    political instability, or lack of          major portion of the world's fixed    o   During severe market downturns, the
    adequate and/or accurate information       income securities, offer attractive       funds have the option of investing
                                               potential performance and                 up to 100% of assets in
o   Investment risks tend to be higher         opportunities for diversification         investment-grade short-term
    in emerging markets. These markets                                                    securities
    also present higher liquidity and      o   Emerging markets can offer higher
    valuation risks                            returns

o Adverse market conditions may from time to time cause the fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the fund from achieving its investment objective

--------------------------------------------------------------------------------------------------------------------------------
Management choices

o   A fund could underperform its          o   A fund could outperform its           o   J.P. Morgan focuses its active
    benchmark due to its securities            benchmark due to these same choices       management on securities selection,
    choices and other management                                                         the area where it believes its
    decisions                                                                            commitment to research can most
                                                                                         enhance returns
--------------------------------------------------------------------------------------------------------------------------------
Foreign currencies

o   Currency exchange rate movements       o   Favorable exchange rate movements     o   Except as noted earlier in this
    could reduce gains or create losses        could generate gains or reduce            prospectus, each fund manages the
                                               losses                                    currency exposure of its foreign
o   Currency risks tend to be higher in                                                  investments relative to its
    emerging markets                                                                     benchmark and may hedge a portion of
                                                                                         its foreign currency exposure into
                                                                                         the U.S. dollar from time to time.
                                                                                         (see also "Derivatives")
--------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed delivery securities

o   When a fund buys securities before     o   A fund can take advantage of          o   Each fund uses segregated accounts
    issue or for delayed delivery, it          attractive transaction opportunities      to offset leverage risk
    could be exposed to leverage risk if
    it does not use segregated accounts
--------------------------------------------------------------------------------------------------------------------------------


11 | FUND DETAILS

--------------------------------------------------------------------------------------------------------------------------------
Potential  risks                           Potential rewards                         Policies to balance risk and
reward
--------------------------------------------------------------------------------------------------------------------------------
Derivatives
o   Derivatives such as futures,           o   Hedges that correlate well with       o   The funds use derivatives,
such as
    options, swaps, and forward foreign        underlying positions can reduce or        futures, options, swaps,
and forward
    currency contracts1 that are used          eliminate losses at low cost              foreign currency contracts,
for
    for hedging the portfolio or                                                         hedging and for risk
management
    specific securities may not fully      o   A fund could make money and protect       (i.e., to establish or
adjust
    offset the underlying positions and        against losses if the investment          exposure to particular
securities,
    this could result in losses to the         analysis proves correct                   markets or currencies);
risk
    fund that would not have otherwise                                                   management may include
management of
    occurred                               o   Derivatives that involve leverage         a fund's exposure relative
to its
                                               could generate substantial gains at
benchmark
o   Derivatives used for risk management       low
cost
    may not have the intended effects                                                o   The funds only establish
hedges that
    and may result in losses or missed                                                   they expect will be
highly
    opportunities                                                                        correlated with underlying
positions

o   The counterparty to a derivatives                                                o   While the funds may use
derivatives
    contract could default                                                               that incidentally involve
leverage,
                                                                                         they do not use them for
the
o   Derivatives that involve leverage                                                    specific purposes of
leveraging
    could magnify losses                                                                 their
portfolios

o   Certain types of derivatives involve
    costs to a fund which can reduce
    returns

--------------------------------------------------------------------------------------------------------------------------------
Securities lending

o   When a fund lends a security, there    o   A fund may enhance income through     o   J.P. Morgan maintains a
list of
    is a risk that the loaned securities       the investment of the collateral          approved
borrowers
    may not be returned if the borrower        received from the
borrower
    defaults                                                                         o   The fund receives
collateral equal
                                                                                         to at least 100% of the
current
o   The collateral will be subject to                                                    value of securities
loaned
    the risks of the securities in
which
    it is invested                                                                   o   The lending agents
indemnify a fund
                                                                                         against borrower
default

                                                                                     o   J.P. Morgan's collateral
investment
                                                                                         guidelines limit the
quality and
                                                                                         duration of collateral
investment to
                                                                                         minimize
losses

                                                                                     o   Upon recall, the borrower
must
                                                                                         return the securities
loaned within
                                                                                         the normal settlement
period

--------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o A fund could have difficulty valuing o These holdings may offer more o No fund may invest more than 15% of
    these holdings precisely                   attractive yields or potential            net assets in illiquid
holdings
                                               growth than comparable widely
traded
o   A fund could be unable to sell these       securities                            o   To maintain adequate
liquidity, each
    holdings at the time or price it                                                     fund may hold
investment-grade
    desired                                                                              short-term securities
(including
                                                                                         repurchase agreements and
reverse
                                                                                         repurchase agreements) and,
for
                                                                                         temporary or extraordinary
purposes,
                                                                                         may borrow from banks up to
331/3%
                                                                                         of the value of its total
assets

--------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o   Increased trading could raise a        o   A fund could realize gains in a       o   The funds generally avoid
short-term
    fund's brokerage and related costs         short period of time                      trading, except to take
advantage of
                                                                                         attractive or
unexpected
o   Increased short-term capital gains     o   A fund could protect against losses       opportunities or to meet
demands
    distributions could raise                  if a stock is overvalued and its          generated by shareholder
activity
    shareholders' income tax liability         value later falls
--------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                              FUND DETAILS | 12

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about these funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE  19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan International Equity Fund - Advisor Series   811-07342 and 033-54642
J.P. Morgan International
Opportunities Fund - Advisor Series ...................  811-07342 and 033-54642

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930

--------------------------------------------------------------------------------
                                                       JULY _, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN U.S. EQUITY FUNDS - ADVISOR SERIES

U.S. Equity Fund - Advisor Series
U.S. Small Company Fund - Advisor Series
U.S. Small Company Opportunities Fund - Advisor Series






                                        ----------------------------------------
                    Seeking to outperform U.S. stock markets over the long term through a disciplined management approach

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | Each fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN U.S. EQUITY FUNDS - ADVISOR SERIES
J.P. Morgan U.S. Equity Fund - Advisor Series ............................  1
J.P. Morgan U.S. Small Company Fund - Advisor Series .....................  3
J.P. Morgan U.S. Small Company Opportunities Fund - Advisor Series .......  5

7 | Principles and techniques common
    to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan ..............................................................  7
J.P. Morgan U.S. Equity Funds - Advisor Series ...........................  7
The spectrum of U.S. Equity Funds ........................................  7
Who may want to invest ...................................................  7
U.S. equity investment process ...........................................  8

9 | Investing in the J.P. Morgan
    U.S. Equity Funds -Advisor Series

YOUR INVESTMENT
Investing through service organizations ..................................  9
Account and transaction policies .........................................  9
Dividends and distributions ..............................................  9
Tax considerations ....................................................... 10

11 | More about risk and the funds'
     business operations

FUND DETAILS
Business structure ....................................................... 11
Management and administration ............................................ 11
Risk and reward elements ................................................. 12

FOR MORE INFORMATION ............................................. back cover

J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see page 12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 8. The fund generally considers selling stocks that appear overvalued.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $376 billion, including more than $17 billion using similar strategies as the fund.

The portfolio management team is comprised of 23 research analysts, who select stocks in their respective sectors using the investment process described on page 8. Henry D. Cavanna, managing director, and Bradford L. Frishberg, vice president, oversee the portfolio and manage its cash flows. Mr. Cavanna joined the team in February of 1998, and has been at J.P. Morgan since 1971. He served as manager of U.S. equity portfolios prior to managing the fund. Mr. Frishberg has been at J.P. Morgan since 1996 and is a portfolio manager in the equity and balanced groups. Prior to joining J.P. Morgan, he managed portfolios for Aetna Investment Management in Hong Kong.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

1 | J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Equity Fund - Advisor Series because returns reflect performance of the J.P. Morgan U.S. Equity Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan U.S. Equity Fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan U.S. Equity Fund's average annual returns for the past one, five and ten years compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The J.P. Morgan U.S. Equity Fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return(%)                                               Shows changes in returns by calendar
year(1,2,3)
---------------------------------------------------------------------------------------------------------------------------
             1990       1991        1992     1993        1994         1995        1996         1997
1998        1999

40%

                       34.12
                                                                     32.48

30%

                                                                                              28.41

                                                                                                          24.45
                                                                                 21.06
20%




14.69
                                            11.02
10%

                                    8.73
             1.38

0%
                                                       (0.61)


(10%)

[ ]  J.P. Morgan U.S. Equity Fund

J.P. Morgan U.S. Equity Fund's year-to-date total return as of March 31, 2000 was 3.56%.

For the period covered by this year-by-year total return chart, the J.P. Morgan U.S. Equity Fund's highest quarterly return was 21.33% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.83% (for the quarter ended 9/30/90).

Average annual total  return(%) Shows  performance  over time, for periods ended
December 31, 1999(1,2)
----------------------------------------------------------------------------------------------------
                                                             Past 1 yr.  Past 5 yrs.   Past 10 yrs.
J.P. Morgan U.S. Equity Fund (after expenses)                  14.69        24.07         16.97
----------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                    21.04        28.55         18.21
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.40
Distribution (Rule 12b-1) fees                                             0.25
Service fees(5)                                                            0.25
Other expenses                                                             0.28
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                         1.18
Fee waiver and expense
reimbursement(6)                                                          (0.13)
--------------------------------------------------------------------------------
Net expenses(6)                                                            1.05
--------------------------------------------------------------------------------

Expense example(6)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the first year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)                 107         362         636         1,420
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund commenced operations on 7/18/93. For the period 1/1/89 through 7/31/93 returns reflect performance of The Pierpont Equity Fund, the predecessor of the fund.

(3) The fund's fiscal year end is 5/31.

(4) The fund has a master/feeder structure as described on page 11. This table shows the fund's estimated expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets.

(5) Service organizations (described on page 9) may charge other fees to their customers who are beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated _______ by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.05% of the fund's average daily net assets through 9/30/01.


                J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES | 2

J.P. MORGAN U.S. SMALL COMPANY FUND - ADVISOR SERIES

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see page 12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 8. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN U.S. SMALL COMPANY FUND -
ADVISOR SERIES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $376 billion, including more than $6 billion using similar strategies as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, Alexandra F. Wells, vice president, and Daniel J. Anniello, vice president. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms.Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst. Mr. Anniello has been a small company portfolio manager since 2000 and employed by J.P. Morgan since 1997. Prior to joining J.P. Morgan, Mr. Anniello worked at Warburg Pincus Asset Management and the U.S. Securities and Exchange Commission.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

3 | J.P. MORGAN U.S. SMALL COMPANY FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Small Company Fund - Advisor Series because returns reflect performance of the J.P. Morgan U.S. Small Company Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan U.S. Small Company Fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan U.S. Small Company Fund's average annual returns for the past one, five and ten years compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock market performance.

The J.P. Morgan U.S. Small Company Fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return(%)                                             Shows changes in returns by calendar
year(1,2,3)
-------------------------------------------------------------------------------------------------------------------------
             1990      1991        1992       1993      1994        1995        1996         1997        1998
1999

60%
                      59.59

44.00

                                                                   31.86
30%
                                                                                            22.75
                                                                               20.75
                                  18.98

                                              8.58
0%
                                                                                                        (5.49)
                                                       (5.89)

           (24.34)
(30%)
-------------------------------------------------------------------------------------------------------------------------

[ ]  J.P. Morgan U.S. Small Company Fund

J.P. Morgan U.S. Small Company Fund's year-to-date total return as of March 31, 2000 was 8.22%.

For the period covered by this year-by-year total return chart, the J.P. Morgan U.S. Small Company Fund's highest quarterly return was 34.68% (for the quarter ended 12/31/99); and the lowest quarterly return was -30.03% (for the quarter ended 9/30/90).

Average annual total return (%)                     Shows performance over time, for periods ended December 31,
1999(1,2)
-------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1 yr.  Past 5 yrs.  Past 10 yrs.
J.P. Morgan U.S. Small Company Fund (after expenses)                   44.00        21.61         14.59
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index  (no expenses)                                      21.50        18.92         15.39
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.60
Distribution (Rule 12b-1) fees                                             0.25
Service fees(5)                                                            0.25
Other expenses                                                             0.27
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                         1.37
Fee waiver and expense
reimbursement(6)                                                          (0.12)
--------------------------------------------------------------------------------
Net expenses(6)                                                            1.25
--------------------------------------------------------------------------------

Expense example(6)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the first year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                               1 yr.    3 yrs.    5 yrs.    10 yrs.
Your cost($)                    127       422       739      1,636
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund commenced operations on 7/18/93. For the period 1/1/89 through 7/31/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the fund.

(3) The fund's fiscal year end is 5/31.

(4) The fund has a master/feeder structure as described on page 11. This table shows the fund's estimated expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets.

(5) Service organizations (described on page 9) may charge other fees to their customers who are beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated _______ by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.25% of the fund's average daily net assets through 9/30/01.

J.P. MORGAN U.S. SMALL COMPANY FUND - ADVISOR SERIES | 4

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see page 12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide long-term growth from a portfolio of small company growth stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $150 million and less than $1.25 billion when purchased. While the fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

In searching for companies, the fund combines the approach described on page 8 with a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The fund seeks to buy stocks when they are undervalued or fairly valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company, but the fund may also continue to hold them if it believes further substantial growth is possible.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium-or large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the fund seeks to outperform the Russell 2000 Growth Index while not tracking its industry weightings, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN U.S. SMALL COMPANY
OPPORTUNITIES FUND - ADVISOR SERIES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $376 billion, including more than $1 billion using similar strategies as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, Saira Durcanin, vice president and CFA, and Carolyn Jones, associate. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Durcanin has been with J.P. Morgan since July 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance. Ms. Jones has been with J.P. Morgan since July 1998. Prior to managing this fund, Ms. Jones served as a portfolio manager in J.P. Morgan's private banking group and as a product specialist at Merrill Lynch Asset Management.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

5 | J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan U.S. Small Company Opportunities Fund - Advisor Series because returns reflect performance of the J.P. Morgan U.S. Small Company Opportunities Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan U.S. Small Company Opportunities Fund's shares from year to year for each of the last two calendar years.

The table indicates some of the risks by showing how the J.P. Morgan U.S. Small Company Opportunities Fund's average annual returns for the past year and for its life compare to those of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of small cap U.S. growth stocks used as a measure of overall U.S. small cap growth stock performance.

The J.P. Morgan U.S. Small Company Opportunities Fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                Shows changes in returns by calendar year(1,2,3)
--------------------------------------------------------------------------------
                                                          1998              1999

80%
                                                                           61.63
60%

40%

20%
                                                          5.21
0%
--------------------------------------------------------------------------------

[ ]  J.P. Morgan U.S. Small Company Opportunities Fund

J.P. Morgan U.S. Small Company Opportunities Fund year-to-date total return as of March 31, 2000 was 10.26%.

For the period covered by this total return chart, the J.P. Morgan U.S. Small Company Opportunities Fund's highest quarterly return was 42.58% (for the quarter ended 12/31/99); and the lowest quarterly return was -20.19% (for the quarter ended 9/30/98).

Average annual total return(%)                             Shows performance over time, for periods ended December
31, 1999
---------------------------------------------------------------------------------------------------------------------------
                                                                            Past 1 yr.   Life of fund(1,2)
J.P. Morgan U.S. Small Company Opportunities Fund (after expenses)            61.63           30.85
---------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index  (no expenses)                                      43.09           19.31
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.60
Distribution (Rule 12b-1) fees                                             0.25
Service fees(5)                                                            0.25
Other expenses                                                             0.27
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                         1.37
Fee waiver and expense
reimbursement(6)                                                          (0.12)
--------------------------------------------------------------------------------
Net expenses(6)                                                            1.25
--------------------------------------------------------------------------------

Expense example
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the first year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                            1 yr.   3 yrs.      5 yrs.   10 yrs.
Your cost($)                                 127      422         739     1,636
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund commenced operations on 6/16/97 and returns reflect performance of the fund from 6/30/97.

(3) The fund's fiscal year end is 5/31.

(4) The fund has a master/feeder structure as described on page 11. This table shows the fund's estimated expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets.

(5) Service organizations (described on page 9) may charge other fees to their customers who are beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated _______ by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.25% of the fund's average daily net assets through 9/30/01.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES | 6

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $376 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN U.S. EQUITY FUNDS - ADVISOR SERIES
These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

THE SPECTRUM OF U.S. EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o  how much emphasis they give to the most undervalued stocks

o  how closely they follow the industry weightings of their benchmarks

o  how many securities they typically maintain in their portfolios

o  the size or market capitalization of the companies in which they invest

o  whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.

Potential risk and return
--------------------------------------------------------------------------------
The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

Return
             U.S. Small Company Opportunities Fund o


             U.S. Small Company Fund o


                         o U.S. Equity Fund

Risk
--------------------------------------------------------------------------------

Who May Want To Invest
--------------------------------------------------------------------------------
The funds are designed for investors who:

o are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want funds that seek to outperform the markets in which they each invest over the long term

The funds are not designed for investors who:

o want funds that pursue market trends or focus only on particular industries or sectors

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves


7 | U.S. EQUITY MANAGEMENT APPROACH

U.S. EQUITY INVESTMENT PROCESS
The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. In managing the funds, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations,
each fund's management team
chooses stocks for its fund

Stock selection Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions.




                                             U.S. EQUITY MANAGEMENT APPROACH | 8

YOUR INVESTMENT
--------------------------------------------------------------------------------

INVESTING THROUGH A SERVICE ORGANIZATION
Prospective investors may only purchase shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o  Acting, directly or through an agent, as the sole shareholder of record

o  Maintaining account records for customers

o  Processing orders to purchase, redeem or exchange shares for customers

o  Responding to inquiries from shareholders

o  Assisting customers with investment procedures

ACCOUNT AND TRANSACTION POLICIES
Business days and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically paid four times a year. The fund typically makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. The fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


9 | YOUR INVESTMENT

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In  general,   selling  shares  for  cash,   exchanging  shares,  and  receiving
distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

-----------------------------------------------------------------
Transaction                         Tax status
-----------------------------------------------------------------
Income dividends                    Ordinary income
-----------------------------------------------------------------
Short-term capital gains            Ordinary income
distributions
-----------------------------------------------------------------
Long-term capital gains             Capital gains
distributions
-----------------------------------------------------------------
Sales or exchanges of shares        Capital gains or losses
owned for more than one year
-----------------------------------------------------------------
Sales or exchanges of shares        Gains are treated as ordinary
owned for one year or less          income; losses are subject
                                    to special rules
-----------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


--------------------------------------------------------------------------------
Transfer Agent                          Shareholder Services Agent
State Street Bank and Trust Company     Morgan Christiana Center
P.O. Box 8411                           J.P. Morgan Funds Services - 2/OPS3
Boston, MA 02266-8411                   500 Stanton Christiana Road
Attention: J.P. Morgan Funds Services   Newark, DE 19713
                                        1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 10

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
As noted earlier, the fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION
The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services
U.S. Equity                               0.40%
U.S. Small Company                        0.60%
U.S. Small Company
Opportunities                             0.60%
--------------------------------------------------------------------------------
Administrative services                   Master portfolio's and fund's prorata
(fee shared with Funds                    portions of 0.09% of the first $7
Distributor, Inc.)                        billion of average net assets in
                      J.P. Morgan advised portfolios, plus
                        0.04% of average net assets over
                                          $7 billion
--------------------------------------------------------------------------------
Shareholder services                      0.05% of the fund's average net assets
--------------------------------------------------------------------------------

The fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

11 | FUND DETAILS

SECTION HEAD?
--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                          Potential rewards                      Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions
o  Each fund's share price and           o  Stocks have generally               o  Under normal circumstances the
funds plan to
   performance will fluctuate               outperformed more stable               remain fully invested, with at
least 65% in
   in response to stock market              investments (such as                   stocks; stock investments may
include U.S. and
   movements                                bonds and cash equivalents)            foreign common stocks,
convertible securities,
                                            over the long term                     preferred stocks, trust or
partnership
o  Adverse market conditions                                                       interests, warrants, rights, and
investment
   may from time to time cause                                                     company
securities
   a fund to take temporary
   defensive positions that                                                     o  The funds seek to limit risk
through
   are inconsistent with its
diversification
   principal investment
   strategies and may hinder a                                                  o  During severe market downturns,
the funds have
   fund from achieving its                                                         the option of investing up to
100% of assets in
   investment objective                                                            investment-grade short-term
securities

------------------------------------------------------------------------------------------------------------------------------------
Management choices

o  A fund could underperform             o  A fund could outperform its         o  J.P. Morgan focuses its active
management on
   its benchmark due to its                 benchmark due to these same            securities selection, the area
where it
   securities and asset                     choices                                believes its commitment to
research can most
   allocation choices                                                              enhance
returns
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o  Currency exchange rate                o  Favorable exchange rate             o  Each fund anticipates that its
total foreign
   movements could reduce                   movements could generate               investments will not exceed 20%
of assets
   gains or create losses                   gains or reduce losses
                                                                                o  Each fund actively manages the
currency
o  A fund could lose money               o  Foreign investments, which             exposure of its foreign
investments relative to
   because of foreign                       represent a major portion              its benchmark, and may hedge back
into the U.S.
   government actions,                      of the world's securities,             dollar from time to time (see
also
   political instability, or                offer attractive potential
"Derivatives")
   lack of adequate and                     performance and
   accurate information                     opportunities for
                                            diversification
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o  When a fund buys securities           o  A fund can take advantage           o  Each fund uses segregated
accounts to offset
   before issue or for delayed              of attractive transaction              leverage
risk
   delivery, it could be                    opportunities
   exposed to leverage risk if
   it does not use segregated
   accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o  Increased trading would               o  A fund could realize gains          o  The funds generally avoid
short-term trading,
   raise a fund's brokerage                 in a short period of time              except to take advantage of
attractive or
   and related costs                                                               unexpected opportunities or to
meet demands
                                         o  A fund could protect                   generated by shareholder
activity. The turnover
o  Increased short-term                     against losses if a stock              rate for each fund for its most
recent fiscal
   capital gains distributions              is overvalued and its value            year end is as follows: U.S.
Equity (84%), U.S.
   would raise shareholders'                later falls                            Small Company (104%) and U.S.
Small Company
   income tax liability                                                            Opportunities
(116%)
------------------------------------------------------------------------------------------------------------------------------------

                                                               FUND DETAILS | 12

SECTION HEAD?
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                          Potential rewards                      Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives
o  Derivatives such as                   o  Hedges that correlate well          o  The funds use derivatives for
hedging and for
   futures, options, swaps,                 with underlying positions              risk management (i.e., to
establish or adjust
   and forward foreign                      can reduce or eliminate                exposure to particular
securities, markets or
   currency contracts that are              losses at low cost                     currencies); risk management may
include
   used for hedging the                                                            management of a fund's exposure
relative to its
   portfolio or specific                 o  A fund could make money and            benchmark (the U.S. Small Company
Opportunities
   securities may not fully                 protect against losses if              Fund - Advisor Series is
permitted to use
   offset the underlying                    management's analysis                  derivatives, however, it has no
current
   positions(1) and this could              proves correct                         intention to do
so)
   result in losses to
the
   fund that would not have              o  Derivatives that involve            o  The funds only establish hedges
that they
   otherwise occurred                       leverage could generate                expect will be highly correlated
with
                                            substantial gains at low               underlying
positions
o  Derivatives used for risk
cost
   management may not have the                                                  o  While the funds may use
derivatives that
   intended effects and may                                                        incidentally involve leverage,
they do not use
   result in losses or missed                                                      them for the specific purpose of
leveraging
   opportunities                                                                   their
portfolios

o  The counterparty to a
   derivatives contract could
   default

o  Derivatives that involve
   leverage could magnify
   losses

o  Certain types of
   derivatives involve costs
   to the funds which can
   reduce returns

------------------------------------------------------------------------------------------------------------------------------------
Securities lending
o  When a fund lends a                   o  A fund may enhance income           o  J.P. Morgan maintains a list of
approved
   security, there is a risk                through the investment of
borrowers
   that the loaned securities               the collateral
received
   may not be returned if the               from the borrower                   o  The fund receives collateral
equal to at least
   borrower defaults                                                               100% of the current value of
securities loaned

o  The collateral will be                                                       o  The lending agents indemnify a
fund against
   subject to the risks of the                                                     borrower
default
   securities in which it
is
   invested                                                                     o  J.P. Morgan's collateral
investment guidelines
                                                                                   limit the quality and duration of
collateral
                                                                                   investment to minimize
losses

                                                                                o  Upon recall, the borrower must
return the
                                                                                   securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o  A fund could have                     o  These holdings may offer            o  No fund may invest more than 15%
of net assets
   difficulty valuing these                 more attractive yields or              in illiquid
holdings
   holdings precisely                       potential growth
than
                                            comparable widely traded            o  To maintain adequate liquidity to
meet
o  A fund could be unable to                securities                             redemptions, each fund may
hold
   sell these holdings at the                                                      investment-grade short-term
securities
   time or price it desires                                                        (including repurchase agreements
and reverse
                                                                                   repurchase agreements) and, for
temporary or
                                                                                   extraordinary purposes, may
borrow from banks
                                                                                   up to 33 1/3% of the value of its
total assets
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

13 | FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan U.S. Equity Fund - Advisor Series ............... 811-07342 and 033-54642
J.P. Morgan U.S. Small Company Fund
- Advisor Series ............................................ 811-07342 and 033-54642
J.P. Morgan U.S. Small Company Opportunities Fund
- Advisor Series ............................................ 811-07342 and 033-54642

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.



JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                  Distributor
J.P. Morgan Investment Management Inc.   Funds Distributor, Inc.
522 Fifth Avenue                         60 State Street
New York, NY 10036                       Boston, MA 02109
1-800-766-7722                           1-800-221-7930


IMPR32

--------------------------------------------------------------------------------
                                                      JULY xx, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN BOND FUND - ADVISOR SERIES







                                            ------------------------------------
                                            Seeking high total return consistent
                                            with  moderate  risk of capital  and
                                            maintenance of liquidity.

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | The fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN BOND FUND - ADVISOR SERIES
Fund description ...........................................................  1
Investor expenses ..........................................................  2

3 |

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ................................................................  3
J.P. Morgan Bond Fund - Advisor Series .....................................  3
Who may want to invest .....................................................  3
Fixed income investment process ............................................  4

5 | Investing in the J.P. Morgan Bond Fund - Advisor Series

YOUR INVESTMENT
Investing through a service organization ...................................  5
Account and transaction policies ...........................................  5
Dividends and distributions ................................................  5
Tax considerations .........................................................  6

7 | More about risk and the fund's business operations

FUND DETAILS
Business structure .........................................................  7
Management and administration ..............................................  7
Risk and reward elements ...................................................  9
Investments ................................................................ 11

FOR MORE INFORMATION ..............................................  back cover

J.P. MORGAN BOND FUND - ADVISOR SERIES

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 9-12.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 4.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.

Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 4.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund may use futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 6 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN BOND FUND - ADVISOR SERIES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $376 billion, including more than $xx billion using similar strategies as the fund.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January of 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

1 | J.P. MORGAN BOND FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Bond Fund - Advisor Series because returns reflect performance of the J.P. Morgan Bond Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the J.P. Morgan Bond Fund's shares from year to year for each of the last 10 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan Bond Fund's average annual returns for the past one, five and ten years compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The J.P. Morgan Bond Fund's past performance does not necessarily indicate how the J.P. Morgan Bond Fund - Advisor Series fund will perform in the future.

Year-by-year total return (%)                                      Shows changes in returns by calendar year(1,2)
---------------------------------------------------------------------------------------------------------------------------
                  1990      1991       1992        1993       1994        1995       1996        1997
1998     1999
20%                                                                      18.17

10%              10.09      13.45                  9.87                                          9.13       7.36
                                       6.53
0%                                                                                   3.13
---------------------------------------------------------------------------------------------------------------------------

(2.97)                                                  (0.73)
(10%)

[ ]  J.P. Morgan Bond Fund

The J.P. Morgan Bond Fund's year-to-date total return as of 6/30/00 was ___. For the period covered by this year-by-year total return chart, the J.P. Morgan Bond Fund's highest quarterly return was 6.25% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.39% (for the quarter ended 3/31/94).


Average annual total return (%)                         Shows performance over time, for periods ended December
31, 1999(1)
---------------------------------------------------------------------------------------------------------------------------
                                                                           Past 1 yr.      Past 5 yrs.      Past
10 yrs.(3)
J.P. Morgan Bond Fund (after expenses)                                      (0.73)            7.23
7.23
---------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade Bond Index  (no expenses)       (0.83)            7.74
7.65
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Distribution (Rule 12b-1) fees                                              0.25
Service fees                                                                0.25
Other expenses                                                              x.xx
--------------------------------------------------------------------------------
Total operating expenses                                                    x.xx
Fee waiver and
expense reimbursement(6)
--------------------------------------------------------------------------------
Net expenses(6)
--------------------------------------------------------------------------------

Expense example(6)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/xx/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                      1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                           xx          xx          xx          xx
--------------------------------------------------------------------------------

(1) These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had the fund existed during the same period.

(2) The fund's fiscal year end is 10/31.

(3) The J.P. Morgan Bond Fund commenced operations on 7/12/93. Returns for the period 1/1/90 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor, which commenced operations on 3/11/88.

(4) The fund has a master/feeder structure as described on page 7. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year expressed as a percentage of estimated average net assets.

(5) Service organizations (described on page xx) may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(6) Reflects an agreement dated 7/xx/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed __% of the fund's average daily net assets through 2/28/02.

                   J.P. MORGAN BOND FUND - ADVISOR SERIES | 2

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $376 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN BOND FUND - ADVISOR SERIES
The fund invests primarily in bonds and other fixed income securities through another fund. The fund seeks high total return or high current income.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o want an investment that pays monthly dividends

The fund is not designed for investors who:

o are investing for aggressive long-term growth

o require stability of principal


3 |  J.P. MORGAN BOND FUND - ADVISOR SERIES

[GRAPHIC OMITTED]
The fund invests across a range of
different types of securities

[GRAPHIC OMITTED]
The fund makes its portfolio decisions
as described earlier in this prospectus

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control the fund's sensitivity
to interest rates

FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas, and when consistent with the fund's investment approach, takes positions in many different areas, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.


                                            FIXED INCOME MANAGEMENT APPROACH | 4

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A SERVICE ORGANIZATION
Prospective investors may only purchase shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o Acting, directly or through an agent, as the sole shareholder of record

o Maintaining account records for customers

o Processing orders to purchase, redeem or exchange shares for customers

o Responding to inquiries from shareholders

o Assisting customers with investment procedures

ACCOUNT AND TRANSACTION POLICIES
Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. The fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

5 | YOUR INVESTMENT

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                    Tax status
--------------------------------------------------------------------------------
Income dividends                               Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                       Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                        Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                          Capital gains or
shares owned for more                          losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                          Gains are treated as ordinary
shares owned for one year                      income; losses are subject
or less                                        to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution. Every January, the fund issues tax information on its distributions for the previous year. Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 6

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
As noted earlier, the fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

The master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The fund and its master portfolio are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                           0.30% of the master portfolio's
                                            average net assets
--------------------------------------------------------------------------------
Administrative services                     Master portfolio's and fund's pro-
(fee shared with Funds                      rata portions of 0.09% of the
Distributor, Inc.)                          first $7 billion of average net
                          assets in J.P. Morgan-advised
                                            portfolios, plus 0.04% of average
                           net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                        0.05% of the fund's average
                                            net assets
--------------------------------------------------------------------------------

The fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.



7 | FUND DETAILS

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                             | 8

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and
reward
-----------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price,               o Bonds have generally                  o Under normal circumstances the
fund plans to
  yield, and total return will            outperformed money market               remain fully invested in bonds
and other fixed
  fluctuate in response to                investments over the long               income securities as noted in
the table on pages
  bond market movements                   term, with less risk than
11-12

stocks
o The value of most bonds will                                                  o The fund seeks to limit risk
and enhance total
  fall when interest rates              o Most bonds will rise in                 return or yields through
careful management,
  rise; the longer a bond's               value when interest rates               sector allocation, individual
securities
  maturity and the lower its              fall                                    selection, and duration
management
  credit quality, the more
its
  value typically falls                 o Mortgage-backed and                   o During severe market downturns,
the fund has the
                                          asset-backed securities can             option of investing up to 100%
of assets in
o Adverse market conditions               offer attractive returns                investment-grade short-term
securities
  may from time to time
cause
  a fund to take temporary                                                      o J.P. Morgan monitors interest
rate trends, as
  defensive positions that are                                                    well as geographic and
demographic information
  inconsistent with its                                                           related to mortgage-backed
securities and
  principal investment                                                            mortgage
prepayments
  strategies and may hinder a
  fund from achieving its
  investment objective

o Mortgage-backed  and  asset-backed  securities  (securities   representing  an
  interest  in, or  secured  by, a pool of  mortgages  or other  assets  such as receivables)  could  generate  capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
-----------------------------------------------------------------------------------------------------------------------------------
Credit quality

o The default of an issuer              o Investment-grade bonds have           o The fund maintains its own
policies for
  would leave the fund with               a lower risk of default                 balancing credit quality
against potential
  unpaid interest or principal                                                    yields and gains in light of
its investment
                                        o Junk bonds offer higher
goals
o Junk bonds (those rated                 yields and higher
potential
  BB/Ba or lower) have a                  gains                                 o J.P. Morgan develops its own
ratings of unrated
  higher risk of default, tend                                                    securities and makes a credit
quality
  to be less liquid, and may                                                      determination for unrated
securities
  be more difficult to value
-----------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o The fund could lose money             o Foreign bonds, which                  o Foreign bonds may be a
significant investment
  because of foreign                      represent a major portion of            for the
fund
  government actions,                     the world's fixed
income
  political instability, or               securities, offer attractive          o To the extent that the fund
invests in foreign
  lack of adequate and                    potential performance and               bonds, it may manage the
currency exposure of
  accurate information                    opportunities for                       its foreign investments
relative to its
                                          diversification                         benchmark, and may hedge a
portion of its
o Currency exchange rate                                                          foreign currency exposure into
the U.S. dollar
  movements could reduce gains          o Favorable exchange rate                 from time to time (see also
"Derivatives");
  or create losses                        movements could generate                these currency management
techniques may not be
                                          gains or reduce losses                  available for certain emerging
markets
o Currency and investment
investments
  risks tend to be higher in            o Emerging markets can offer
  emerging markets                        higher returns
-----------------------------------------------------------------------------------------------------------------------------------
Management choices

o The fund could underperform           o The fund could outperform             o J.P. Morgan focuses its active
management on
  its benchmark due to its                its benchmark due to these              those areas where it believes
its commitment to
  sector, securities or                   same choices                            research can most enhance
returns and manage
  duration choices                                                                risks in a consistent
way
-----------------------------------------------------------------------------------------------------------------------------------

9 | FUND DETAILS

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                          Potential rewards                       Policies to balance risk and
reward
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,           o Hedges that correlate well with      o The fund uses derivatives, such
as futures,
  options, swaps and forward               underlying positions can reduce        options, swaps and forward
foreign currency
  foreign currency contracts that          or eliminate losses at low cost        contracts, for hedging and for
risk management
  are used for hedging the                                                        (i.e., to adjust duration or
yield curve
  portfolio or specific securities       o The fund could make money and          exposure, or to establish or
adjust exposure to
  may not fully offset the                 protect against losses if              particular securities, markets,
or currencies);
  underlying positions1 and this           management's analysis proves           risk management may include
management of the
  could result in losses to the            correct                                fund's exposure relative to its
benchmark
  fund that would not
have
  otherwise occurred                     o Derivatives that involve leverage    o The fund only establishes
hedges that it expects
                                           could generate substantial gains       will be highly correlated with
underlying
o Derivatives used for risk                at low cost
positions
  management may not have
the
  intended effects and may result                                               o While the fund may use
derivatives that
  in losses or missed opportunities                                               incidentally involve leverage,
it does not use
                                                                                  them for the specific purpose
of leveraging its
o The counterparty to a derivatives
portfolio
  contract could
default

o Certain types of derivatives
  involve costs to the fund which
  can reduce returns

o Derivatives that involve leverage
  could magnify losses
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When the fund lends a security,        o The fund may enhance income          o J.P. Morgan maintains a list of
approved
  there is a risk that the loaned          through the investment of the
borrowers
  securities may not be returned if        collateral received from
the
  the borrower defaults                    borrower                             o The fund receives collateral
equal to at least
                                                                                  100% of the current value of
securities loaned
o The collateral will be subject
to
  the risks of the securities in                                                o The lending agents indemnify
the fund against
  which it is invested                                                            borrower
default

                                                                                o J.P. Morgan's collateral
investment guidelines
                                                                                  limit the quality and duration
of collateral
                                                                                  investment to minimize
losses

                                                                                o Upon recall, the borrower must
return the
                                                                                  securities loaned within the
normal settlement

period
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have difficulty         o These holdings may offer more        o The fund may not invest more
than 15% of net
  valuing these holdings precisely         attractive yields or potential         assets in illiquid
holdings
                             growth than comparable
widely
o The fund could be unable to sell         traded securities                    o To maintain adequate liquidity
to meet
  these holdings at the time or                                                   redemptions, the fund may hold
investment-grade
  price desired                                                                   short-term securities
(including repurchase
                                                                                  agreements and reverse purchase
agreements) and,
                                                                                  for temporary or extraordinary
purposes, may
                                                                                  borrow from banks up to 33 1/3%
of the value of
                                                                                  its total
assets
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When the fund buys securities          o The fund can take advantage of       o The fund uses segregated
accounts to offset
  before issue or for delayed              attractive transaction                 leverage
risk
  delivery, it could be exposed to         opportunities
  leverage risk if it does not use
  segregated accounts
-----------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased  trading  would raise the o The fund could  realize gains in a o The fund may use short-term trading to take
  fund's transaction costs                 short period of time                   advantage of attractive or
unexpected
                                                                                  opportunities or to meet
demands generated by
o Increased short-term capital           o The fund could protect against         shareholder
activity
  gains distributions would raise          losses if a bond is overvalued
  shareholders' income tax                 and its value later falls
  liability
-----------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 10

--------------------------------------------------------------------------------
Investments
This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.

-----------------------------------------------------------------------------------------------------------------------------------
Asset-backed  securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
-----------------------------------------------------------------------------------------------------------------------------------
Bank obligations Negotiable  certificates of deposit, time deposits and bankers'
acceptances of domestic and foreign issuers.
-----------------------------------------------------------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually
discounted and are rated by S&P or Moody's.
-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and
price.
-----------------------------------------------------------------------------------------------------------------------------------
Corporate  bonds Debt  securities of domestic and foreign  industrial,  utility, banking, and other financial institutions.
-----------------------------------------------------------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes,
Freddie  Macs,  Fannie Maes) which  represent  interests in pools of  mortgages, whereby the  principal  and interest  paid every month is passed  through to the holder of the
securities.
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage  dollar  rolls The  purchase  of  domestic  or foreign  mortgage-backed securities with the promise to purchase similar  securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
-----------------------------------------------------------------------------------------------------------------------------------
Participation  interests Interests that represent a share of domestic or foreign bank debt or similar securities or obligations.
-----------------------------------------------------------------------------------------------------------------------------------
Private  placements  Bonds or other  investments  that are sold  directly  to an institutional investor.
-----------------------------------------------------------------------------------------------------------------------------------
REITs and other  real-estate  related  instruments  Securities  of issuers  that invest in real estate or are secured by real estate.
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date
and at a specific price.
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a
particular date and at a specific price. Considered a form of borrowing.
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by
foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
-----------------------------------------------------------------------------------------------------------------------------------
Swaps  Contractual  agreement  whereby a  domestic  or foreign  party  agrees to exchange periodic payments with a counterparty.
Segregated accounts are used to offset leverage risk.
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic variable rate instruments Debt instruments whereby the issuer agrees to exchange one security for another in order to
change the maturity or quality of a security in the fund.
-----------------------------------------------------------------------------------------------------------------------------------
Tax  exempt  municipal  securities  Securities,   generally  issued  as  general
obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely
payment of principal and interest.
-----------------------------------------------------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash
payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax
considerations.
-----------------------------------------------------------------------------------------------------------------------------------

Risk related to certain investments held by J.P. Morgan fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

11 | FUND DETAILS

--------------------------------------------------------------------------------------------------------
       O   Permitted (and if applicable, percentage limitation)
                      percentage of total assets        - bold
                      percentage of net assets          - italic
       o Permitted, but not typically used + Permitted, but no current intention of use -- Not permitted

                             Related Types of Risk
                                                                                               Bond
--------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                                       O
--------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                          O(1)
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                                   O(1)
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                        O(1)
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                        O(1)
--------------------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,                             O
natural event, political, prepayment, valuation
--------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,                        O(1)
prepayment
--------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,                     O(1,2)
prepayment
--------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment                    O(1)
--------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                             O
--------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation                  O
--------------------------------------------------------------------------------------------------------
credit                                                                                          O
--------------------------------------------------------------------------------------------------------
credit                                                                                          O(2)
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                              O(1)
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                                    O(1)
--------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                                              --
--------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                         o
--------------------------------------------------------------------------------------------------------
interest rate                                                                                   O
--------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                        O(1)
--------------------------------------------------------------------------------------------------------

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All foreign securities in the aggregate may not exceed 25% of the fund's assets.

(2) All forms of borrowing (including securities lending and reverse repurchase agreements) in the aggregate may not exceed 33 1/3 % of the fund's total assets.

                                                               FUND DETAILS | 12

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center - 2/OPS3
J.P. Morgan Funds Services
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Bond Fund - Advisor Series ...............  811-07340 and 033-54632


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930


IMPR34

--------------------------------------------------------------------------------
JULY __, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN DIVERSIFIED FUND -ADVISOR SERIES
----------------------------------------
A balanced fund seeking high total return with reduced risk consistent with moderate risk

Please read it carefully and keep it for reference.
As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise. Distributed by Funds Distributor, Inc. JPMorgan

CONTENTS
--------------------------------------------------------------------------------
1 | The fund's goal, investment approach, risks, expenses and performance

J.P. MORGAN DIVERSIFIED FUND -ADVISOR SERIES
Fund description ......................................................... 1
Performance .............................................................. 2
Investor expenses ........................................................ 2

3 |

DIVERSIFIED MANAGEMENT APPROACH
J.P. Morgan .............................................................. 3
J.P. Morgan Diversified Fund - Advisor Series............................. 3
Who may want to invest ................................................... 3
Investment process ....................................................... 4

6 | Investing in the J.P. Morgan Diversified Fund - Advisor Series

YOUR INVESTMENT
Investing through a service organization ................................. 6
Account and transaction policies ......................................... 7
Dividends and distributions .............................................. 8
Tax considerations ....................................................... 8

9 | More about risk and the fund's business operations

FUND DETAILS
Master/feeder structure .................................................. 8
Management and administration ............................................ 8
Risk and reward elements ................................................. 10
Investments .............................................................. 13
FOR MORE INFORMATION ........................................... back cover

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 10-14.
[GRAPHIC OMITTED]
GOAL
The fund seeks to provide a high total return from a diversified portfolio of stocks and bonds. This goal can be changed without shareholder approval. [GRAPHIC OMITTED]
PRINCIPAL STRATEGIES
Investment Approach
Drawing on a variety of analytical tools, the portfolio management team allocates assets among various types of stock and bond investments, based on the model allocation shown at right. The team periodically adjusts the fund's actual asset allocation according to the relative attractiveness of each asset class. Within this asset allocation framework, the team selects the fund's securities. With the stock portion of the portfolio, the fund keeps its economic sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the team ranks them according to their relative value using a proprietary model that incorporates research from J.P. Morgan's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also considering country allocation and currency exposure. With the bond portion of the portfolio, the team uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration - a common measurement of sensitivity to interest rate movements - within one year of the average for the U.S. investment-grade bond universe (currently about 5 years). PRINCIPAL RISKS The value of your investment in the fund will fluctuate in response to movements in the stock and bond markets. The fund's broad diversification among asset classes and among individual stocks and bonds is more effective in reducing volatility when asset classes perform differently. Fund performance will also depend on the management team's asset allocation and securities selection. To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility. Over the long term, investors can anticipate that the fund's total return and volatility should exceed those of bonds but remain less than those of medium-and large-capitalization domestic stocks. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
REGISTRANT NAME: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES)
MODEL ALLOCATION
52% medium-and
large-cap
U.S. stocks
35% U.S. and foreign bonds
10% foreign stocks
3% small-cap
U.S. stocks
PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages over $375 billion, including more than $xx billion using the same strategy as the fund. The portfolio management team is led by John M. Devlin, Vice President, who joined the team in December of 1993 and has been at J.P. Morgan since 1986, and Kate Jonas, Vice President, who joined the team in February of 1998 and has been at J.P. Morgan since 1997. Prior to working at J.P. Morgan, Ms. Jonas worked, since 1985, in investment related areas at Morgan Stanley Asset Management and Morgan Stanley Co.
--------------------------------------------------------------------------------
Before you invest
Investors considering the fund should understand that: o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal. o There is no assurance that the fund will meet its investment goal. o The fund does not represent a complete investment program.
1 | J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Diversified Fund - Advisor Series because returns reflect performance of the J.P. Morgan Institutional Diversified Fund, a separate feeder fund investing in the same master portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for the J.P. Morgan Institutional Diversified Fund's last 5 calendar years.

The table indicates some of the risks by showing how the J.P. Morgan Institutional Diversified Fund's average annual returns for the past one and five years and for the life of the fund compare to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices. The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall U.S. stock market performance.

The J.P. Morgan Institutional Diversified Fund's past performance does not necessarily indicate how the J.P. Morgan Diversified Fund - Advisor Series will perform in the future.

Year-by-year total return (%) Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
         1994     1995     1996     1997    1998
40%
                  26.84
20%
                           18.89
                                    13.68
0%
                                            18.60
                  0.93
------------------------------------------------------------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Diversified Fund

The J.P. Morgan Institutional Diversified Fund's year-to-date total return as of 3/31/00 is 2.66%. For the period covered by this year-by-year total return chart, the J.P. Morgan Institutional Diversified Fund's highest quarterly return was 13.48% (for the quarter ended 12/98); and the lowest quarterly return was -6.13% (for the quarter ended 9/98).

Average annual total return (%) Shows  performance  over time, for periods ended
December 31, 1998(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Past 1 yr.       Past 5 yrs.            Life of fund(1)

J.P. Morgan Institutional Diversified Fund (after expenses)      18.60          15.46                    15.05
Fund Benchmark (no expenses)                                     20.19          16.37                    15.85
S&P 500 Index (no expenses)                                      28.58          24.06                    23.33
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.
Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees 0.55
Distribution (Rule 12b-1) fees(4) 0.25
Service fees(5) 0.25
Other expenses 0.34
--------------------------------------------------------------------------------
Total operating expenses 1.39
--------------------------------------------------------------------------------
Fee waiver and expense reimbursement(6) 0.29
--------------------------------------------------------------------------------
Net expenses(6) 1.10
--------------------------------------------------------------------------------

     Expense example(6) The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes: $10,000 initial investment, 5% return each year, net expenses for the period 7/_ _/00 through 10/31/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
1  yr.   3  yrs.   5  yrs.   10  yrs.   Your   cost   ($)  112  412  733   1,643
--------------------------------------------------------------------------------

(1) Returns reflect performance of the J.P. Morgan Institutional Diversified Fund, a separate feeder fund investing in the same master portfolio. The J.P. Morgan Institutional Diversified Fund commenced operations on 9/10/93 and returns reflect performance of the fund from 9/30/93. These returns reflect lower operating expenses than those of the fund. Therefore, the fund's returns would have been lower had it existed during the same period.

(2) The fund's fiscal year end is 6/30.

     (3) The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year before reimbursement, expressed as a percentage of the fund's estimated average net assets.

     (4) The plan under Rule 12b-1 (described on page 8) allows such fees to be paid out of the fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. (5) Service organization (described on page 6) may charge other fees to their customers who are the beneficial owners of shares in connection with their customer's accounts. Such fees, if any, may affect the return such customers realize with respect to their investments. (6) Reflects an agreement dated 7/--/00 by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.10% of the fund's average daily net assets through 10/31/01.

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES | 2

DIVERSIFIED MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 375 analysts and portfolio managers around the world and has more than $375 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN DIVERSIFIED FUND -ADVISOR SERIES
This fund invests in a diversified portfolio of stocks and bonds by investing through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund, but less than those of most stock funds.
--------------------------------------------------------------------------------
Who may want to invest
The fund is designed for investors who:
o are pursuing a long-term goal such as retirement
o want an investment with the potential to outpace inflation o seek less risk than a fund investing completely in stocks
o prefer to leave asset allocation decisions in the hands of an investment professional The fund is not designed for investors who: o are looking for the higher long-term potential growth (with the higher risks)of a fund investing completely in stocks
o require regular income or stability of principal
o are pursuing a short-term goal or investing emergency reserves

3 | DIVERSIFIED MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research
[GRAPHIC OMITTED]
Stocks in each industry are ranked with the help of models
[GRAPHIC OMITTED]

     Using research and valuations, the fund's management team chooses stocks for the fund

DIVERSIFIED INVESTMENT PROCESS
The J.P. Morgan Institutional Diversified Fund allocates assets among various types of stock and bond investments. The mix of equities and fixed income is based on the depth of J.P. Morgan's research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the fund to limit exposure to concentrated sources of risk. In managing the equity portion of the fund, J.P. Morgan employs a three-step process:

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

Stock selection The fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the fund's management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the fund's managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions

DIVERSIFIED MANAGEMENT APPROACH | 4

[GRAPHIC OMITTED]
The fund invests across a range of different types of securities [GRAPHIC OMITTED] The fund makes its portfolio decisions as described earlier in this prospectus
[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process to control the fund's sensitivity to interest rates

In managing the fixed income portion of the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common easurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration is generally shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.

5 | DIVERSIFIED MANAGEMENT APPROACH

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in a fund by a service organization is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o Acting, directly or through an agent, as the sole shareholder of record

o Maintaining account records for customers

o Processing orders to purchase, redeem or exchange shares for customers

o Responding to inquiries from shareholders

o Assisting customers with investment procedures

ACCOUNT AND TRANSACTION POLICIES

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stack Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you following execution and will be forwarded according to your instructions.

Statements and reports the fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If you account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

YOUR INVESTMENT | 6

YOUR INVESTMENT
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends four times a year and makes capital gains distributions, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results an its a tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

     Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:
--------------------------------------------------------------------------------
Transaction Tax status
--------------------------------------------------------------------------------
Income dividends Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains Capital gains
distributions
--------------------------------------------------------------------------------

     Sales or exchanges of shares Capital gains or losses owned for more than one year

--------------------------------------------------------------------------------
Sales or exchanges of shares Gains are treated as ordinary owned for one year or less income; losses are subject to special rules
--------------------------------------------------------------------------------
Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722
Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

7 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE
As noted earlier, the fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

The master portfolio accepts investments from other feeder funds, and all the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the feeder fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION
The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services 0.55% of the master portfolio's average net assets
--------------------------------------------------------------------------------
Administrative services Master portfolio's and fund's (fee shared with Funds pro-rata portions of 0.09% of the Distributor, Inc.) first $7 billion in J.P. Morgan- advised portfolios, plus 0.04% of average net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services 0.05% of the fund's average net assets
--------------------------------------------------------------------------------
The fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

The fund has adopted a distribution plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares.

     J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

8 | FUND DETAILS

RISK AND REWARD ELEMENTS

     This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks Potential rewards Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions
o  The  fund's  share  price  and       o  Stocks  have   generally        o  Under  normal circumstances the fund plans to
performance will fluctuate              outperformed more stable           remain fully invested, with approximately 65% in
in response to stock and                investments (such as bonds         stocks and 35% in bonds and other fixed income
bond market movements and cash equivalents) over securities; stock investments may include U.S. and the long term foreign common stocks,  convertible securities, o The value of the fund's preferred stocks, trust or partnership interests,  bonds (and potentially its o Bonds have generally warrants, rights, and investment company convertible securities and outperformed money market securities; bond investments may include U.S. and stocks) will fall when investments over the long foreign corporate and government bonds, interest rates rise; the term, with less risk than mortgage-backed and asset-backed securities, longer a bond's maturity and stock convertible securities, participation interests the lower its credit and private placements
quality, the more its value o A diversified, balanced
typically falls portfolio should mitigate o The fund seeks to limit risk through the effects of wide market diversification
o Mortgage-backed and fluctuations, especially
asset-backed securities when stock and bond prices o The fund seeks to limit risk and enhance total
(securities representing an move in different return or yields through careful management, interest in, or secured by, directions sector allocation, individual securities a pool of mortgages or other selection,  and duration  management assets such as receivables) o Most bonds will rise in
could generate capital value when interest rates o J.P. Morgan monitors interest rate trends, as well losses or periods of low fall as geographic and demographic information, related yields  if  they  are  paid  off  to  mortgage-backed  securities  and  mortgage
substantially   earlier  or  o   Mortgage-backed   and  prepayments  later  than
anticipated asset-backed securities can offer attractive returns o During severe market  downturns,  the fund  has the o  Adverse  market  conditions  option  of investing  up to 100% of assets in may from time to time cause  investment-grade short-term  securities the fund to take temporary  defensive  positions that are inconsistent  with its principal  investment  strategies and may hinder the fund from achieving its investment objective
------------------------------------------------------------------------------------------------------------------------------------
Management choices
o The fund could  underperform o The fund could outperform o J.P. Morgan focuses its active  management  on its  benchmark  due to its its benchmark due to these securities  selection,  the area  where it  believes  securities  and asset same choices its commitment to research can most enhance allocation choices returns
------------------------------------------------------------------------------------------------------------------------------------
Credit quality
o The default of an issuer o  Investment-grade  bonds have o The fund  maintains its own policies for balancing
would leave the fund with a lower risk of default credit quality against potential yields and gains unpaid interest or principal in light of its investment goals
o Junk bonds (those rated o Junk bonds offer higher o At least 75% of the fund's bonds must be
BB/Ba or lower) have a yields and higher potential investment-grade (BBB/Baa or better, of which 65%
higher risk of default, tend gains must be A or better), and no more than 25% BB/Ba to be less liquid,  and may or B; the fund may include  unrated bonds of be more difficult to value equivalent quality in these categories o J.P. Morgan develops its own ratings of unrated  securities and makes a credit quality  determination for unrated securities
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments
o Currency  exchange rate o Favorable  exchange rate o The fund anticipates that total foreign
movements could reduce gains movements could generate investments will not exceed 30% of assets or create losses gains or reduce losses
o The fund actively manages the currency exposure of
o The fund could lose money o Foreign investments, which its foreign investments relative to its benchmark,  because of foreign  represent a major portion of and may hedge back into the U.S.  dollar from time government  actions,  the world's securities,  to time (see also "Derivatives")  political  instability,  or offer attractive  potential lack of adequate and performance and accurate  information opportunities for diversification
------------------------------------------------------------------------------------------------------------------------------------

FUND DETAILS | 10

------------------------------------------------------------------------------------------------------------------------------------
Potential risks Potential rewards Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
     When-issued and delayed delivery securities o When the fund buys o The fund can take  advantage o The fund uses  segregated  accounts  to offset  securities before issue or of attractive transaction leverage risk for delayed delivery, it opportunities  could be exposed to leverage  risk if it does not use  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term  trading o Increased  trading  would o The fund could realize gains o
The fund generally avoids  short-term  trading,  raise the fund's brokerage in a short period of time except to take advantage of attractive or and related costs unexpected  opportunities or to meet demands o The fund could protect  generated by shareholder  activity.  The turnover o Increased  short-term  capital against losses if a stock is rate for the fund for its most  recent  fiscal  year  gains distributions  would  overvalued  and its value end is 144% raise  shareholders'
income             later             falls             tax             liability
------------------------------------------------------------------------------------------------------------------------------------
Derivatives o Derivatives  such as futures,  o Hedges that  correlate well o The fund uses  derivatives,  such as  futures,  options,  swaps,  and  forward  with underlying  positions  options,  swaps  and  forward  foreign  currency  foreign currency contracts can reduce or eliminate  contracts,  for hedging and for risk management  that are used for  hedging  losses  at low  cost  (i.e.,  to  adjust duration or yield curve  exposure,  the portfolio or specific or to establish or adjust  exposure to  particular  securities  may not fully o The fund could make money securities, markets or currencies); risk offset the underlying and protect against losses management may include management of the fund's  positions(1) and this could if management's analysis exposure relative to its benchmark result in losses  to  the  fund  proves  correct  that  would  not  have o The  fund  only establishes hedges that it expects otherwise occurred o Derivatives that involve will be highly  correlated with underlying  leverage could generate  positions o
Derivatives used for risk  substantial  gains at low management may not have the cost o While  the  fund  may  use  derivatives  that  intended  effects  and may incidentally  involve leverage,  it does not use result in losses or missed them for the  specific  purpose  of  leveraging  the  opportunities  portfolio  o The counterparty to a derivatives  contract could default o Derivatives that involve leverage could magnify  losses o Certain types of  derivatives  involve costs to
the          fund          which          can           reduce           returns
------------------------------------------------------------------------------------------------------------------------------------
Securities  lending o When the fund lends a o The fund may enhance income o J.P.
Morgan maintains a list of approved borrowers security,  there is a risk through the investment of that the loaned securities the collateral  received from o The fund  receives  collateral  equal to at  least  may not be  returned  if the the borrower 100% of the current value of the securities  loaned borrower defaults o
The lending agents  indemnify the fund against o The collateral will be borrower default  subject to the risks of the  securities in which it is o J.P.  Morgan's collateral  investment  guidelines  invested  limit the quality and  duration of collateral investment to minimize losses o Upon recall, the borrower must return
the    securities     loaned    within    the    normal     settlement    period
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

11 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks Potential rewards Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o The fund could have o These  holdings may offer o The fund may not invest more than 15% of net
difficulty valuing these more attractive yields or assets in illiquid holdings holdings precisely potential growth than
comparable widely traded o To maintain adequate liquidity to meet
o The fund could be unable to securities redemptions, the fund may hold investment-grade sell these holdings at the short-term securities (including repurchase time or price  it  desires  agreements)  and,  for  temporary  or  extraordinary purposes, may borrow from banks up to 3 31/3% of the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------

FUND DETAILS | 12

Investments
This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions). This table reads across two pages.
--------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instruments which give the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
Mortgage dollar rolls The purchase of mortgage-backed securities with the promise to purchase similar securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Participation interests Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------

Risk related to certain investments held by J.P. Morgan Institutional Diversified Fund:
Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments. Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property. Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall. Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall). Leverage risk The risk of gains or losses disproportionately higher than the amount invested. 13 | FUND DETAILS

O Permitted (and if applicable, percentage of net assets limitation)
o Permitted, but not typically used

Principal Types of Risk
-------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                       O
-------------------------------------------------------------------------------------
credit, currency, liquidity, political                                          O
-------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                   O
-------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        O
-------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        O
-------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,             o
natural event, political, prepayment, valuation
-------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, liquidity, market,        O
political, prepayment
-------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,
prepayment                                                                      o12%
-------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment    O
-------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation O
-------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation  O
-------------------------------------------------------------------------------------
credit                                                                          O
-------------------------------------------------------------------------------------
credit                                                                          O
-------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                              O
-------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                    O
-------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                         o
-------------------------------------------------------------------------------------
interest rate                                                                   O
-------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        O
-------------------------------------------------------------------------------------

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires. Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them. Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security. Political risk The risk governmental policies or other political actions will negatively impact the value of the investment. Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall. Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

FUND DETAILS | 14

(THIS PAGE IS INTENTIONALLY LEFT BLANK)

15 | FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------
For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year. Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference. Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds

Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
Telephone: 1-800-766-7722
Hearing impaired: 1-888-468-4015
Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

J.P. Morgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds
Advisor Distributor
J.P. Morgan Investment Management Inc. Funds Distributor, Inc.
522 Fifth Avenue 60 State Street
New York, NY 10036 Boston, MA 02109
1-800-766-7722 1-800-221-7930

     J.P. MORGAN INSTITUTIONAL FUNDS




   J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND - ADVISOR SERIES J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND - ADVISOR SERIES


   STATEMENT OF ADDITIONAL INFORMATION

             JULY ___, 2000





















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JULY ___, 2000 FOR THE FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS FOR THE FUNDS IDENTIFIED ABOVE, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORT ON THE ANNUAL FINANCIAL STATEMENTS OF EACH FUND'S MASTER PORTFOLIO, ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.

                                TABLE OF CONTENTS

                                                                        Page

General...................................................................1
Investment Objective and Policies.........................................1
Investment Restrictions..................................................20
Trustees and Advisory Board..............................................22
Officers.................................................................24
Investment Advisor.......................................................26
Distributor..............................................................29
Co-Administrator.........................................................29
Services Agent...........................................................31
Custodian and Transfer Agent.............................................32
Shareholder Servicing....................................................32
Service Organizations....................................................32
Distribution Plan........................................................32
Financial Professionals..................................................33
Independent Accountants..................................................34
Expenses.................................................................34
Purchase of Shares.......................................................35
Redemption of Shares.....................................................36
Exchange of Shares.......................................................37
Dividends and Distributions..............................................37
Net Asset Value..........................................................37
Performance Data.........................................................39
Portfolio Transactions...................................................40
Massachusetts Trust......................................................42
Description of Shares....................................................43
Special Information Concerning Investment Structure......................45
Taxes....................................................................46
Additional Information...................................................51
Financial Statements.....................................................51
Appendix A - Description of Security Ratings............................A-1

GENERAL

         This Statement of Additional Information relates only to the J.P. Morgan Institutional International Equity Fund - Advisor Series and the J.P. Morgan Institutional International Opportunities Fund - Advisor Series (collectively, the "Funds"). Each of the Funds is a separate series of shares of beneficial interest of the J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the
"Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each, a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds, which best suit their needs. The J.P. Morgan Institutional Funds operate through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds, which directly acquire and manage their own portfolio of securities, the Funds seek to achieve their investment objectives by investing all of their investable assets in separate Master Portfolios (each, a "Portfolio"), a corresponding diversified open-end management investment company having the same investment objective as the corresponding Fund. Each Fund invests in a Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

     Each Portfolio is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York, ("Morgan"), an affiliate of the Advisor or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve the objective by each Portfolio as set forth in the applicable Prospectus. The investment objectives of each Fund and the investment objectives of its corresponding Portfolio are identical. Accordingly, references below to a Portfolio also include the corresponding Fund; similarly, references to a Fund also include the corresponding Portfolio unless the context requires otherwise.

         The J.P. Morgan Institutional International Equity Fund - Advisor Series (the "International Equity Fund") is designed for investors with a long term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East Index (the "EAFE Index"). The Fund's investment objective is to provide high total return from a portfolio of equity securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The International Equity Portfolio (the "International Equity Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

         The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations. Equity securities consist of common stocks and other securities with equity characteristics such as preferred stocks, depository receipts, warrants, rights, convertible securities, trust or limited partnership interests and equity participations (collectively, "Equity Securities"). Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         Investment Process for the International Equity Portfolio

         Country allocation: JPMIM's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks. Using a proprietary approach, JPMIM calculates this risk premium for each of the nations in the International Equity Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, JPMIM analyzes a variety of qualitative factors as well, including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. JPMIM places limits on the total size of the International Equity Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: JPMIM's more than 90 international equity analysts, each an industry and country specialist with an average of nearly ten years of experience, forecast normalized earnings and dividend payouts for roughly 1,200 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the stocks deemed most undervalued, and to keep sector weightings close to those of the EAFE Index, the International Equity Portfolio's benchmark. Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the International Equity Portfolio's return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the International Equity Portfolio's investment strategy.

         J.P. Morgan Institutional International Opportunities Fund - Advisor Series (the "International Opportunities Fund") is designed for long-term investors who want to invest in an actively managed portfolio of common stocks and other equity securities of non-U.S. companies, including companies located in emerging markets. The International Opportunities Fund's investment objective is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The International Opportunities Portfolio (the "International Opportunities Portfolio"), a diversified open-end management investment company having the same investment objective as the International Opportunities Fund.

          The International Opportunities Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of non-U.S. issuers in developed and developing countries. Under normal circumstances, the International Opportunities Portfolio expects to invest at least 65% of its total assets in such securities. The International Opportunities Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

         Investment Process for the International Opportunities Portfolio

         Stock selection: JPMIM's approximately 90 international equity analysts and 23 emerging markets equity analysts, each an industry and country specialist, forecast normalized earnings, dividend payouts and cash flows for roughly 1,200 non-U.S. companies, taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the International Opportunities Portfolio's purchases in the stocks deemed most undervalued. Stocks generally become a candidate for sale when they fall into the bottom half of JPMIM's rankings. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: JPMIM actively manages the currency exposure of the International Opportunities Portfolio's investments in developed countries, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the International Opportunities Portfolio's return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the International Opportunities Portfolio's investment strategy.

         Country allocation (developed countries): The International Opportunities Portfolio's country weightings primarily result from its stock selection decisions and may vary significantly from the MSCI All Country World Index Free (ex-U.S.), the International Opportunities Portfolio's benchmark.

Equity Investments

         The Portfolios invest primarily in Equity Securities. The Equity Securities in which the Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market as well as certain restricted or unlisted securities.

     Equity Securities. The Equity Securities in which the Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Common Stock Warrants

         The Portfolios may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments

         The Portfolios make substantial investments in foreign countries. Investors should realize that the value of the Portfolios' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolios' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to a Portfolio by domestic companies.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United
States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Portfolios may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Portfolios' currency exposure related to foreign investments.
         The Portfolios may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolios' investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Portfolios' investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Foreign Currency Exchange Transactions. Because the Portfolios buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolios may enter from time to time into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Portfolios may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce a Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Portfolios may also enter into forward foreign currency exchange contracts to adjust their currency exposure relative to their benchmarks. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S.
dollars or may involve two foreign currencies.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Investment in Lower Rated Obligations

         While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality debt securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality debt obligations tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's credit analysis.

         Lower quality debt obligations are affected by the market's perception of their credit quality, especially during time of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's portfolio holdings for purposes of determining the Fund's net asset value.

Money Market Instruments

         Although the Portfolios intend under normal circumstances and to the extent practicable, to be fully invested in Equity Securities, each Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. The Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional U.S. Government Obligations. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign Government Obligations. Each of the Portfolios, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. Each of the Portfolios may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolios will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolios invest in repurchase agreements for more than thirteen months. The securities, which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Portfolio may be delayed or limited.

         Each of the Portfolios may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in this Statement of Additional Information.

         Corporate Bonds and Other Debt Securities. Each of the Portfolios may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Asset-backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

Additional Investments

         When-Issued and Delayed Delivery Securities. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Portfolio may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolio to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund; provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, it's pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted each of the Portfolios an exemptive order permitting it to invest its uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets forth the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees.

         Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for each Fund's limitations on reverse repurchase agreements and bank borrowings.

         Loans of Portfolio Securities. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Privately Placed and Certain Unregistered Securities. A Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolios may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Portfolio. The price a Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Portfolios may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements

         Each of the Portfolios intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Portfolio: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         The Portfolios will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

         The Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Portfolio invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions

         Exchange Traded and OTC Options. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         Provided that a Portfolio has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Portfolio may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Futures Contracts and Options on Futures Contracts. The Portfolios may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract, as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         Combined Positions. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Portfolios will not be commodity pools, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which the Portfolio can invest in such derivatives. Each Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, each Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Swaps and Related Swap Products

         Each of the Portfolios may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         Each Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Portfolio will not sell interest rate caps, floors or collars if it does not own securities with coupons, which provide the interest that a Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Portfolio is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Portfolio, payments by the parties will be exchanged on a "net basis", and a Portfolio will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of a Portfolio's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Portfolio's potential loss if it sells a cap or collar. If the Portfolio buys a cap, floor or collar, however, the Portfolio's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks, which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Portfolio or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so.
Such occurrences could result in losses to a Portfolio.

         The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

         Each Portfolio will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Portfolio's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Portfolio's accrued obligations under the agreement.

         Each Portfolio will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Portfolio's basis in the contract.

         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Portfolio may engage in such transactions.

Risk Management

         The  Portfolios  may employ  non-hedging  risk  management  techniques.
Examples of risk management strategies include synthetically altering a portfolio's exposure to the equity markets of particular countries by purchasing futures contracts on the stock indices of those countries to increase exposure to their equity markets. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Portfolio Turnover

         The table below sets forth the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

The  International  Equity Portfolio For the fiscal year ended October 31, 1998:
74%. For the fiscal year ended October 31, 1999:
70%.

     The International Opportunities Portfolio For the fiscal year ended November 30, 1998: 143%. For the fiscal year ended November 30, 1999: 80%.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         Each Fund and its corresponding Portfolio:

         1.  May  not  make  any   investment   inconsistent   with  the  Fund's
classification as a diversified investment company under the Investment Company Act of 1940.

         2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

         3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

         4. May not borrow money, except to the extent permitted by applicable law;

         5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

         6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

         7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

         8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

         Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Funds and their
corresponding   Portfolios  and  may  be  changed  by  their   Trustees.   These
non-fundamental investment policies require that the Funds and their corresponding Portfolios:

         (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

         (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

         (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND ADVISORY BOARD

Trustees

         The mailing address of the Trustees of the Trust, who are also the Trustees of each of the Portfolios and the other Master Portfolios, as defined below, is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Frederick S. Addy -- Trustee; Retired; Former Executive Vice President and Chief Financial Officer, Amoco Corporation. His date of birth is January 1, 1932.

     William G. Burns -- Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX. His date of birth is November 2, 1932.

         Arthur  C.  Eschenlauer  --  Trustee;   Retired;   Former  Senior  Vice
President, Morgan Guaranty Trust Company of New York. His date of birth is May 23, 1934.

     Matthew Healey1 -- Trustee; Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc.
("Pierpont Group") since prior to 1993. His date of birth is August 23, 1937.

     Michael P. Mallardi -- Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His date of birth is March 17, 1934.

         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and the J.P. Morgan Institutional Funds up to and including creating a separate board of trustees.
         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Institutional Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1999 are set forth below.


                                   -----------------------  --------------------------------------
                                   AGGREGATE TRUSTEE        TOTAL TRUSTEE COMPENSATION ACCRUED BY
                                   COMPENSATION             THE MASTER PORTFOLIOS *, J.P. MORGAN
                                   PAID BY THE TRUST        FUNDS, J.P. MORGAN SERIES TRUST AND
                                   DURING                   THE TRUST DURING 1999 **
NAME OF TRUSTEE                    1999


Frederick S. Addy, Trustee         $22,488                  $75,000
----------------------------------

William G. Burns, Trustee          $22,488                  $75,000
----------------------------------

Arthur C. Eschenlauer, Trustee     $22,488                  $75,000
----------------------------------

Matthew Healey, Trustee ***        $22,488                  $75,000
  Chairman and Chief Executive
  Officer
----------------------------------

Michael P. Mallardi, Trustee       $22,488                  $75,000
-------------------

     * Includes the Portfolios and 17 other portfolios (collectively, the "Master Portfolios") for which JPMIM acts as investment advisor.

     ** No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, J.P. Morgan Funds, the Trust and J.P. Morgan Series Trust) in the fund complex.

     *** During 1999, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $153,800, contributed $23,100 to a defined contribution plan on his behalf and paid $17,300 in insurance premiums for his benefit.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's and Portfolio's business affairs. Each of the Portfolios and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by each Portfolio during the indicated fiscal periods are set forth below:

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: $32,439. For the fiscal year ended October 31, 1998: $18,453. For the fiscal year ended October 31, 1999: $9,765.

     International Opportunities Portfolio -- For the period February 26, 1997 (commencement of operations) through November 30, 1997: $5,110. For the fiscal year ended November 30, 1998: $13,264. For the fiscal year ended November 30, 1999: $6,949.

Advisory Board

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board will be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray - President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird - Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch - Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         James J. Schonbachler - Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

OFFICERS

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust, the Portfolio and the other Master Portfolios. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His address is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. His date of birth is March 31, 1969.

     JOHN P. COVINO; Vice President and Assistant Treasurer. Vice President and Treasury Group Manager of Treasury Servicing and Administration of FDI. Prior to November 1998, Mr. Covino was employed by Fidelity Investments where he held multiple positions in their Institutional Brokerage Group. Prior to joining Fidelity, Mr. Covino was employed by SunGard Brokerage systems where he was responsible for the technology and development of the accounting product group. His date of birth is October 8, 1963.

     JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolio only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 24, 1942.

         KAREN  JACOPPO-WOOD;  Vice  President  and  Assistant  Secretary.  Vice
President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY. Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

     ELBA VASQUEZ - Vice President and Assistant Secretary. Vice President of FDI since February 1999. Ms. Vasquez served as a Sales Associate for FDI from May 1996. Prior to that she served in various mutual fund sales and marketing positions for U.S. Trust Company of New York. Her date of birth is December 14, 1961.

CODE OF ETHICS

         The Trust and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent a fraud or deceit on the Trust.

INVESTMENT ADVISOR

         The Funds have not retained the services of an investment advisor because each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio. Subject to the supervision of the Portfolios' Trustees, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. Prior to October 1, 1998, Morgan was each Portfolio's investment advisor. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.
         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $376 billion.

         J.P. Morgan has a long history of service as advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 375 full time research analysts, capital market researchers, portfolio managers and traders and has one of the largest research staffs in the money management industry. The Advisor has investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification, and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts, which are managed or advised by the Advisor, have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolios in which the Funds invest are currently: The International Equity Portfolio -- EAFE; The Emerging Markets Equity Portfolio -- MSCI Emerging Markets Free Index; The International Opportunities Portfolio -- MSCI All Country World Index Free (ex-U.S.); The European Equity Portfolio - MSCI Europe Index.

         Morgan, also a wholly owned subsidiary of J.P. Morgan, is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The Portfolios are managed by employees of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

International Equity:  0.60%

International Opportunities:  0.60%

         The table below sets forth for each Fund the advisory fees paid by its corresponding Portfolio to Morgan and JPMIM, as applicable, for the fiscal period indicated. See the Funds' financial statements, which are incorporated herein by reference.

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: $5,305,885. For the fiscal year ended October 31, 1998: $3,581,301. For the fiscal year ended October 31, 1999: $2,881,754.

     International Opportunities Portfolio -- For the period February 26, 1997 (commencement of operations) through November 30, 1997: $904,113. For the fiscal year ended November 30, 1998: $2,687,804. For the fiscal year ended November 30, 1999: $2,133,208.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI also serves as exclusive placement agent for the Portfolio. FDI currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees, Members of the Advisory Board and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and other investment companies subject to similar agreements with FDI.

         The table below sets forth for each Fund's corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated.

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: $21,379. For the fiscal year ended October 31, 1998: $11,630. For the fiscal year ended October 31, 1999: $6,065.

     International Opportunities Portfolio -- For the period from February 26, 1997 (commencement of operations) to November 30, 1997: $3,446. For the fiscal year ended November 30, 1998: $8,417. For the fiscal year ended November 30, 1999: $4,338.

SERVICES AGENT

         The Trust, on behalf of each Fund, and each Fund's corresponding Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, as amended August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, Morgan provides certain administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the amended Services Agreements, the Funds and the Portfolios have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. The table below sets forth for each Fund and its corresponding Portfolio the fees paid to Morgan, as Services Agent.

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: $274,750. For the fiscal year ended October 31, 1998: $174,789. For the fiscal year ended October 31, 1999: $124,528.

     International Opportunities Portfolio -- For the period February 26, 1997 (commencement of operations) through November 30, 1997: $46,055. For the fiscal year ended November 30, 1998: $129,873. For the fiscal year ended November 30, 1999: $91,386.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York  ("BONY"),  One Wall  Street,  New York,  New York
10286, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contracts, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. In the case of foreign assets held outside the United States, the custodian employs various subcustodians in accordance with the regulations of the SEC.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rate of 0.05% (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent). Morgan acts as shareholder servicing agent for all shareholders.

         The Funds may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Funds. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS

         The Trust, on behalf of the Funds, has adopted a service plan (the "Plan") with respect to the shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of the Funds pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Funds attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on January 26, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and Fund shareholders. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION PLAN

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees adopted such a plan on behalf of the Funds (the "Distribution Plan") pursuant to which the Funds pay for distributing its shares at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Funds. Under the Distribution Plan, the Funds may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Funds in respect of these services. The amounts to be paid to such institutions is based on the daily value of shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of each of the Fund's shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of each of the Fund's shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by a Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan.

         Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each Fund's and Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Advisor," "Co-Administrator", "Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws, and extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolios, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         J.P. Morgan has agreed that it will reimburse the Funds noted below to the extent necessary to maintain each Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the following annual rates of the Fund's average daily net assets.

International Equity Portfolio              %

International Opportunities Portfolio       %

         These limits do not cover extraordinary expenses. These reimbursement arrangements will continue through at least February 28, 2002.

         The table below sets forth for each Portfolio listed the fees and other expenses J.P. Morgan reimbursed under prior expense reimbursement arrangements for the fiscal periods indicated.

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: N/A. For the fiscal year ended October 31, 1998: N/A. For the fiscal year ended October 31, 1999: N/A.

     International Opportunities Portfolio -- For the period February 26, 1997 (commencement of operations) through November 30, 1997: $42,119. For the fiscal year ended November 30, 1998: $2,053. For the fiscal year ended November 30, 1999: N/A.

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and their corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         An investor may exchange shares from any Fund into shares of any other J.P. Morgan Institutional Fund or J.P. Morgan Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. Each Fund generally intends to pay redemption proceeds in cash, however, since it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative securities rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday at the time in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S.
dollars at the prevailing currency exchange rate on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of actual distributions, average annual and aggregate annual total returns or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information by calling the number provided on the cover page of this Statement of Additional Information.

         Total Return Quotations. As required by regulations of the SEC, the average annual total return of the Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Historical performance information for any period prior to the establishment of a Fund will be that of its corresponding predecessor J.P. Morgan fund and will be presented in accordance with applicable SEC staff interpretations.

         The historical performance information shown below for each Fund's related series, reflect operating expenses which were lower than those of the Funds. These returns are higher than would have occurred if an investment in the Fund had been made during the periods indicated. All performance information will be presented in accordance with applicable SEC staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Fund (Registration Nos. 033-54632 and 811-07340) is incorporated herein by reference.

     J.P. Morgan International Equity Fund: 4/30/00: Average annual total return, 1 year: xx.xx; average annual total return, 5 years: x.xx%; average annual total return, commencement of operations * to period end: x.xx%; aggregate total return, 1 year: xx.xx%; aggregate total return, 5 years: xx.xx%; aggregate total return, commencement of operations * to period end: xx.xx%.

     J.P. Morgan International Opportunities Fund: 5/31/00: Average annual total return, 1 year: xx.xx%; average annual total return, 5 years: N/A; average annual total return, commencement of operations ** to period end: xx.xx%; aggregate total return, 1 year: 31.87%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations ** to period end: xx.xx%.


---------------------------
*    International Equity Fund commenced operations on June 1, 1990.
**   International Opportunities Fund commenced operations on February 26, 1997.

         General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

PORTFOLIO TRANSACTIONS

         The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all Portfolios. See "Investment Objectives and Policies."

         Portfolio transactions for a Portfolio will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover".

         In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The Portfolios or their predecessors corresponding to the International Equity, Emerging Markets Equity, International Opportunities and European Equity Funds paid the following brokerage commissions for the indicated fiscal periods:

     International Equity Portfolio -- For the fiscal year ended October 31, 1997: $2,008,842. For the fiscal year ended October 31, 1998: $1,920,469. For the fiscal year ended October 31, 1999: $1,073,526.

     International Opportunities Portfolio -- For the period February 26, 1997 (commencement of operations) through November 30, 1997: $1,027,285. For the fiscal year ended November 30, 1998: $2,294,676. For the fiscal year ended October 31, 1999: $982,901.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which Morgan or an affiliate is a member or in a private placement in which Morgan or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Portfolio that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.
         Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds". Effective January 1, 1998, the name of the funds were changed from "The JPM Institutional International Equity Fund" to the "J.P. Morgan Institutional International Equity Fund", "The JPM Institutional Emerging Markets Equity Fund" to the "J.P. Morgan Institutional Emerging Markets Equity Fund", the "JPM Institutional International Opportunities Fund" to the "J.P. Morgan Institutional International Opportunities Fund" and the "JPM Institutional European Equity Fund" to the "J.P. Morgan Institutional European Equity Fund."

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, Member of the Advisory Board, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, Member of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, Member of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of 33 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see Redemption of Shares".

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. Generally, when a Master Portfolio seeks a vote to change a fundamental investment restriction, its feeder fund(s) will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote.

         In addition to selling a beneficial interest to a Fund, a Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of a Fund from a Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions in accordance with the investment policies described below with respect to the Portfolio.

         Certain changes in a Portfolio's fundamental investment policies or restrictions, or a failure by a Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because a Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. If dividend payments exceed income earned by a Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should thus consider the consequences of purchasing shares in a Fund shortly before the Fund declares a sizable dividend distribution.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder is subject to maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax advisors concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes - i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Funds invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the corresponding fund may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Portfolios will be permitted to "mark to market" any marketable stock held by a Portfolio in a PFIC. If a Portfolio made such an election, the corresponding Fund would include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 (or any successor form) is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         Foreign Taxes. It is expected that the Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. So long as more than 50% in value of the total assets of a Fund (including its share of the assets of the corresponding Portfolio) at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders. A Fund will notify its shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described below) have not been satisfied. If a Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) Effective for dividends paid after September 5, 1997, shareholders of a Fund will not be eligible to claim a foreign tax credit with respect to taxes paid by the Fund (notwithstanding that the Fund elects to treat the foreign taxes deemed paid by it as paid directly by its shareholders) unless certain holding period requirements are met. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source net investment income will be treated as foreign source income. A Fund's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund. Effective for taxable years of a shareholder beginning after December 31, 1997, individual shareholders of the Fund with $300 or less of creditable foreign taxes ($600 in the case of an individual shareholder filing jointly) may elect to be exempt from the foreign tax credit limitation rules described above (other than the 90% limitation applicable for purposes of the alternative minimum tax), provided that all of such individual shareholder's foreign source income is "qualified passive income" (which generally includes interest, dividends, rents, royalties and certain other types of income) and further provided that all of such foreign source income is shown on one or more payee statements furnished to the shareholder. Shareholders making this election will not be permitted to carry over any excess foreign taxes to or from a tax year to which such an election applies.

         State and Local Taxes. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, J.P. Morgan or a Financial Professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the
Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolios' registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements.
Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         The following financial statements and the reports thereon of PricewaterhouseCoopers LLP of the International Equity and International Opportunities Portfolios are incorporated herein by reference to their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JP Morgan Funds Services at
(800) 766-7722. Each Fund's financial statements include the financial statements of the Fund's corresponding Portfolio.


--------------------------------------------------- ------------------------------- --------------------------------

                                                    Date of Annual Report; Date     Date of Semi-Annual Report;
                                                    Annual Report Filed; and        Date Semi-Annual Report Filed;
                                                    Accession Number                and Accession Number
Name of Fund
--------------------------------------------------- ------------------------------- --------------------------------
                                                    10/31/99; 1/13/00;              4/30/00; x/xx/00;
J.P. Morgan Institutional International Equity      0000912057-00-00xxxx            0000912057-00-00xxxx
Portfolio
--------------------------------------------------- ------------------------------- --------------------------------
--------------------------------------------------- ------------------------------- --------------------------------
                                                    11/30/99; 2/1/00;               5/31/00; 2/1/00;
J.P. Morgan Institutional International             0000912057-00-00xxxx            0000912057-00-00xxxx
Opportunities Portfolio
--------------------------------------------------- ------------------------------- --------------------------------

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


Commercial Paper, including Tax Exempt

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong.
Short-Term Tax-Exempt Notes

SP-1 -- The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well established industries.

-        High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax Exempt Notes

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.


     -------- 1 Mr.  Healey is an  "interested  person"  (as defined in the 1940
Act) of the Trust.

                         J.P. MORGAN INSTITUTIONAL FUNDS






                  J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES
              J.P. MORGAN U.S. SMALL COMPANY FUND - ADVISOR SERIES
       J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES




                       STATEMENT OF ADDITIONAL INFORMATION



                                  JULY _, 2000











THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JULY ___, 2000 FOR EACH OF THE FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS FOR THE FUNDS IDENTIFIED ABOVE, INCLUDING THE INDEPENDENT ACCOUNTANTS REPORT ON THE ANNUAL FINANCIAL STATEMENTS OF EACH FUND'S MASTER PORTFOLIO ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.

                              Table of Contents


                                                                       Page

General.................................                                  1
Investment Objectives and Policies......                                  1
Investment Restrictions.................                                  21
Trustees and Advisory Board.............                                  22
Officers................................                                  25
Code of Ethics..........................                                  27
Investment Advisor......................                                  28
Distributor.............................                                  29
Co-Administrator........................                                  30
Services Agent..........................                                  31
Custodian and Transfer Agent............                                  32
Shareholder Servicing...................                                  32
Service Organization....................                                  33
Distribution Plan.......................                                  34
Financial Professionals.................                                  35
Independent Accountants.................                                  35
Expenses................................                                  36
Purchase of Shares......................                                  37
Redemption of Shares....................                                  37
Exchange of Shares......................                                  38
Dividends and Distributions.............                                  39
Net Asset Value.........................                                  39
Performance Data........................                                  40
Portfolio Transactions..................                                  42
Massachusetts Trust.....................                                  43
Description of Shares...................                                  45
Special Information Concerning Investment
Structure...............................                                  46
Taxes...................................                                  47
Additional Information..................                                  51
Financial Statements....................                                  52
Appendix A - Description of
Securities Ratings......................                                  A-1

GENERAL

         This Statement of Additional Information relates only to J.P. Morgan U.S. Equity Fund - Advisor Series, J.P. Morgan U.S. Small Company Fund - Advisor Series and J.P. Morgan U.S. Small Company Opportunities Fund - Advisor Series (collectively, the "Funds"). Each of the Funds is a series of shares of beneficial interest of J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs. The Funds operate through a two-tier master-feeder investment fund structure. Formerly, J.P. Morgan U.S. Equity Fund and J.P. Morgan U.S. Small Company Fund operated as free-standing mutual funds and not through the master-feeder structure. Where indicated in this Statement of Additional Information, historical information for each of these Funds includes information for their respective predecessor entities.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Funds seek to achieve their investment objectives by investing all of their investable assets in separate Master Portfolios (each a "Portfolio"), a corresponding diversified open-end management investment company having the same investment objective as the corresponding Fund. Each Fund invests in a Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

     The Portfolios are advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVES AND POLICIES

         The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve this objective by its corresponding Portfolio as set forth above and in the Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

         J.P. Morgan U.S. Equity Fund - Advisor Series (the "U.S. Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity
Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. This investment objective can be changed without shareholder approval. The U.S. Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Equity Portfolio, a diversified open-end management investment company having the same investment objective as the U.S. Equity Fund.

         In normal circumstances, at least 65% of the U.S. Equity Fund's net assets will be invested in equity securities consisting of U.S. and foreign common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, depository receipts (such as ADRs and EDRs) trust certifications, limited partnership interests and investment company securities (collectively, "Equity Securities"). The U.S. Equity Fund's primary equity investments are the common stock of large capitalization U.S. corporations and, to a limited extent, similar securities of foreign corporations.

Investment Process for The U.S. Equity Fund

         Research: The Advisor's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 700 predominantly large- and medium-sized U.S. companies -- approximately 500 of which form the universe for the U.S. Equity Fund's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the companies that they cover. In doing this, they may work in concert with the Advisor's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, the U.S. Equity Fund's benchmark.

         J.P. Morgan U.S. Small Company Fund - Advisor Series (the "U.S. Small Company Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Company Fund's investment objective is to provide high total return from a portfolio of small company stocks. This investment objective can be changed without shareholder approval. The U.S. Small Company Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio, a diversified open-end management investment company having the same investment objective as the U.S. Small Company Fund.

         The U.S. Small Company Fund attempts to achieve its investment objective by investing primarily in the common stock of small sized U.S. companies that are included in the Russell 2000 Index, which is composed of 2,000 common stocks of U.S. small-cap companies with market capitalizations ranging from $100 million to $2 billion.

Investment Process for The U.S. Small Company Fund - Advisor Series

         Research: The Advisor's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that contains a total of approximately 600 names. Because the Advisor's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with the its forecasted dividends and earnings. Within each industry, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index, the U.S. Small Company Fund's benchmark.

         J.P. Morgan U.S. Small Company Opportunities Fund - Advisor Series (the "U.S. Small Company Opportunities Fund") is designed for investors seeking an actively managed portfolio of equity securities of companies with high growth potential, emphasizing growth sectors of the market without undue emphasis on a specific sector and encompassing a higher degree of risk than some small company stock portfolios. The U.S. Small Company Opportunities Fund's investment objective is to provide long-term growth from a portfolio of small company growth stocks. This investment objective can be changed without shareholder approval. The U.S. Small Company Opportunities Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Opportunities Portfolio, a diversified open-end management investment company having the same investment objective as the U.S. Small Company Opportunities Fund.

         The U.S. Small Company Opportunities Fund attempts to achieve its investment objective by investing in a diversified portfolio of common stocks issued by small companies with above average long-term earnings growth potential that are included in the Russell 2000 Growth Index, an index composed of 2000 equity securities of companies with market capitalizations ranging from $150 billion to $2 billion. The U.S. Small Company Opportunities Fund emphasizes stocks of U.S. small companies with market capitalizations of less than $1.25 billion when purchased.

     Investment Process for The U.S. Small Company Opportunities Fund - Advisor Series

         Research: The Advisor's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, continuously monitor stocks in the small company universe with the aim of identifying companies that participate in expanding markets or have a competitive advantage that is sustainable over the long term, exhibit superior potential, sound financial and operating characteristics and can be purchased at a reasonable price. Frequent reviews of individual companies focus on the forecasted growth and profitability inputs to the proprietary valuation analyses. The research goal is to forecast normalized, long-term earnings and dividends for the most attractive small capitalization growth companies among those they monitor.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each industry, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. While the U.S. Small Company Opportunities Fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

         The various types of securities in which the Funds may invest are described below.

Equity Investments

         The Funds invest primarily in Equity Securities. The Equity Securities in which the Funds invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market as well as certain restricted or unlisted securities.

     Equity Securities. The Equity Securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Common Stock Warrants

         The Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments

         The Funds may invest in certain foreign securities. The Funds do not expect to invest more than 20% of their respective total assets, at the time of purchase, in securities of foreign issuers. This 20% limit is designed to accommodate the increased globalization of companies as well as the re-domiciling of companies for tax treatment purposes. It is not currently expected to be used to increase direct non-U.S. exposure.

         Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United
States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs include American Depository Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depository receipt generally bear all costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments.

Foreign Currency Exchange Transactions

         Because each Fund may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, a Fund may enter from time to time into foreign currency exchange transactions. Each Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Each Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. Each Fund may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Funds will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Additional Investments

         When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Portfolios an exemptive order permitting it to invest its uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees. The Portfolio has applied for additional exemptive relief from the SEC to permit the Portfolio to invest in additional affiliated investment companies. If the requested relief is granted, the Portfolio would then be permitted to invest in non-money market affiliated funds, subject to certain conditions specified in the applicable order.

         Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period, which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for each Fund's limitations on reverse repurchase agreements and bank borrowings.

         Loans of Portfolio Securities. Each Fund is permitted to lend its securities in an amount up to 331/3% of the value of such Fund's net assets. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities, which occurs during the term of the loan, inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Member of the Advisory Board, Director, employee or other affiliate of the Funds, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Illiquid Investments; Privately Placed and Other Unregistered Securities. No Fund may acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, a Fund is subject to a risk that should a Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Money Market Instruments

         Although the Funds intend, under normal circumstances and to the extent practicable, to be fully invested in equity securities, each Fund may invest in money market instruments to the extent consistent with its respective investment objective and policies. The Funds may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional U.S. Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign Government Obligations. Each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. Each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Funds will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. Each of the Funds may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York ("Morgan"), an affiliate of the Advisor, acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." It is possible that the issuer of a master demand obligation could be a client of Morgan, to whom Morgan, an affiliate of the Advisor, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         Each of the Funds may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in this Statement of Additional Information.

Quality and Diversification Requirements

         Each of the Funds intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of each Fund is subject to the following fundamental limitations: (1) a Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) a Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of a Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     The Funds will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended
(the "Code"), for qualification as a regulated investment company.  See "Taxes."

         The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions

         Each of the Funds may (a) purchase and sell exchange traded and over-the-counter (OTC) put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities and (c) purchase and sell put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

         Each Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with a Fund's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies limit a Fund's possibilities to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase a Fund's turnover rate.

         Each Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund's total assets.

Options

         Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

         Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund's investments generally will not match the composition of an index.

         For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

         Exchange Traded and OTC Options. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by a Funds' Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

         Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Futures Contracts and Options on Futures Contracts. The Funds may purchase or sell (write) futures contracts and purchase or sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by a Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         Combined Positions. The Funds are permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Funds will not be commodity pools, certain derivatives subject a Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which each Fund can invest in such derivatives. The Funds may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of a Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Swaps and Related Swap Products

         Each of the Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis", and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

         The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

         Each Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligations under the agreement.

         Each Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Risk Management

         The Funds may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of the Funds. The objective where equity futures are used to "equitize" cash is to match the notional value of all futures contracts to a Fund's cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Advisor simultaneously adjusts the futures positions. Through such procedures, the Funds not only gain equity exposure from the use of futures, but also benefit from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.


Portfolio Turnover

         The table below sets forth the portfolio turnover rates for the Funds. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

     The U.S. Equity Portfolio -- For the fiscal years ended May 31, 1997, 1998 1999 and 2000: 99%, 106% 84% and _____%, respectively.

     The U.S. Small Company Portfolio -- For the fiscal years ended May 31, 1997 1998 1999 and 2000: 98%, 96%, 104% and ___%, respectively.

     The U.S. Small Company Opportunities Portfolio -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: 73%. For the fiscal years ended May 31, 1999 and 2000: 116% and ______%,respectively.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Funds and their corresponding Portfolios:

     1. May not make any investments inconsistent with a Fund's classification as a diversified investment company under the Investment Company Act of 1940;

2. May not purchase any security which would cause a Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

4. May not borrow money, except to the extent permitted by applicable law;

5. May not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

8. May make loans to other persons, in accordance with their respective investment objectives and policies and to the extent permitted by applicable law.

         Non-Fundamental  Investment  Restrictions - The investment restrictions
described  below  are  not  fundamental   policies  of  these  Funds  and  their
corresponding Portfolios and may be changed by their respective Trustees.

         These non-fundamental investment policies require that the Funds:

(i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments which are illiquid;

(ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

(iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND MEMBERS OF THE ADVISORY BOARD

Trustees

         The Trustees of the Trust, who are also the Trustees of each of the Portfolios and the other Master Portfolios, as defined below, their principal occupations during the past five years and dates of birth are set forth below. The mailing address of the Trustees is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017.

     FREDERICK S. ADDY -- Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His date of birth is January 1, 1932.

     WILLIAM G. BURNS -- Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER -- Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His date of birth is May 23, 1934.

         MATTHEW HEALEY1 -- Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His date of birth is August 23, 1937.

     MICHAEL P. MALLARDI -- Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His date of birth is March 17, 1934.

         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and the J.P.
Morgan Institutional Funds, up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master
Portfolios (as defined below), J.P. Morgan Institutional Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.



2 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the Advisor due to his son's affiliation with JPMIM.

         Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1999 are set forth below.
------------------------------------------------- -----------------------------

                                                                             TOTAL TRUSTEE COMPENSATION
                                                                             ACCRUED BY THE MASTER PORTFOLIOS
                                                                                (*), J.P. MORGAN INSTITUTIONAL
                                                                                FUNDS, J.P. MORGAN SERIES TRUST
                                                  AGGREGATE TRUSTEE             AND THE TRUST DURING 1999(**)
                                                                                        ---------------------
                                                  COMPENSATION
                                                  PAID BY THE TRUST DURING
NAME OF TRUSTEE                                   1999
------------------------------------------------- ----------------------------- ----------------------------------
------------------------------------------------- ----------------------------- ----------------------------------

Frederick S. Addy, Trustee                        $12,720                       $75,000
------------------------------------------------- ----------------------------- ----------------------------------
------------------------------------------------- ----------------------------- ----------------------------------

William G. Burns, Trustee                         $12,720                       $75,000
------------------------------------------------- ----------------------------- ----------------------------------
------------------------------------------------- ----------------------------- ----------------------------------

Arthur C. Eschenlauer, Trustee                    $12,720                       $75,000
------------------------------------------------- ----------------------------- ----------------------------------
------------------------------------------------- ----------------------------- ----------------------------------

Matthew Healey, Trustee (***),                    $12,720                       $75,000
  Chairman and Chief Executive
  Officer
------------------------------------------------- ----------------------------- ----------------------------------
------------------------------------------------- ----------------------------- ----------------------------------

Michael P. Mallardi, Trustee                      $12,720                       $75,000
------------------------------------------------- ----------------------------- ----------------------------------

(*) Includes the Portfolios and 16 other Portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment advisor.

(**) No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, the Trust, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust) in the fund complex.

     (***) During 1999, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $153,800, contributed $23,100 to a defined contribution plan on his behalf and paid $17,300 in insurance premiums for his benefit.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's and Portfolio's business affairs. Each of the Portfolios and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds (now the J.P. Morgan Family of Funds), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by each Portfolio during the indicated fiscal years are set forth below:



     The U.S. Equity Portfolio -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $26,486, $30,613, $18,019 and $______, respectively.

     The U.S. Small Company Portfolio -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $31,320, $36,011, $13,942 and $_____, respectively.

     The U.S. Small Company Opportunities Portfolio -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $3,088. For the fiscal years ended May 31, 1999 and 2000: $5,046 and $_______.

Advisory Board

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board will be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray - President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

Officers

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust, each Portfolio and the other Master Portfolios. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

     MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     JOHN P. COVINO; Vice President and Assistant Treasurer. Vice President and Treasury Group Manger of Treasury Servicing and Administration of FDI. Prior to November 1998, Mr. Covino was employed by Fidelity Investments where he held multiple positions in their Institutional Brokerage Group. Prior to joining Fidelity, Mr. Covino was employed by SunGard Brokerage systems where he was responsible for the technology and development of the accounting product group. His date of birth is October 8, 1963.

     JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolios only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 27, 1942.

         KAREN  JACOPPO-WOOD;  Vice  President  and  Assistant  Secretary.  Vice
President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY; Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     elba vasquez; Vice President and Assistant Secretary. Vice President since February 1999, Assistant Vice President (since June 1997), and Sales Associate (since May 1996) of FDI. Formerly (March 1990 - May 1996), employed in various mutual fund sales and marketing positions by U.S. Trust Company of New York.
Address: 200 Park Avenue, New York, New York 10166. Her date of birth is December 14, 1961.

     GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

CODE OF ETHICS

         The Funds and the Advisor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolios. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent a fraud or deceit on the Fund.

INVESTMENT ADVISOR

         The Funds have not retained the services of an investment adviser because each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio. Subject to the supervision of each Portfolio's Trustees, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. Effective October 1, 1998 each Portfolio's Investment Advisor is JPMIM. Prior to that date, Morgan was the Investment Advisor.

         JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $376 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 375 research analysts, capital market researchers, portfolio managers and traders among the largest research staffs in the money management industry. The Advisor has investment management divisions located in New York, London, Tokyo, Frankfurt and Singapore to cover companies, industries and countries on site. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The U.S. Equity Portfolio -- S&P 500 Index; The U.S. Small Company Portfolio -- Russell 2000 Index; and The U.S. Small Company Opportunities Portfolio -- Russell 2000 Growth Index.

         Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company, which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world. Morgan is also a wholly owned subsidiary of J.P. Morgan, a bank holding company organized under the laws of the State of Delaware.

         The Portfolios are managed by employees of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

U.S. Equity: 0.40%

U.S. Small Company: 0.60%

U.S. Small Company Opportunities : 0.60%

         The table below sets forth for each Fund listed the advisory fees paid by its corresponding Portfolio to Morgan and JPMIM, as applicable, for the fiscal periods indicated. See also the Fund's financial statements which are incorporated herein by reference.

     The U.S. Equity Portfolio (U.S. Equity Fund) -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $3,049,388, $3,534,791, $2,911,314 and
$_______, respectively.

     The U.S. Small Company Portfolio (U.S. Small Company Fund) -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $5,424,514, $6,161,868,
$3,367,503 and $_______, respectively.

     The U.S. Small Company Opportunities Portfolio (U.S. Small Company Opportunities Fund) -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $596,695. For the fiscal years ended May 31, 1999 and 2000 $1,260,259 and $________, respectively.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI also serves as exclusive placement agent for each Portfolio. FDI currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of each Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees, Members of the Advisory Board and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and other investment companies subject to similar agreements with FDI.

         The table below sets forth for each Portfolio listed the administrative fees paid to FDI for the fiscal periods indicated.

     The U.S. Equity Portfolio -- For the period August 1, 1996 through May 31, 1997: $16,536. For the fiscal years ended May 31, 1998, 1999 and 2000: $18,971,
$11,075 and $______, respectively.

     The U.S. Small Company Portfolio -- For the period August 1, 1996 through May 31, 1997: $19,652. For the fiscal years ended May 31, 1998, 1999 and 2000:
$22,248, $8,564 and ________, respectively.

     The U.S. Small Company Opportunities Portfolio -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $2,036. For the fiscal year ended May 31, 1999 and 2000: $3,103 and $___________, respectively.

SERVICES AGENT

         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, as amended August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, Morgan provides certain administrative and related services to the Funds and the Portfolios, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the amended Services Agreements, the Funds and the Portfolios have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under Administrative Services Agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, each Fund and its corresponding Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion.

     The U.S. Equity Portfolio -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $232,617, $265,956, $198,407, and $_______, respectively.

     The U.S.  Small  Company  Portfolio  -- For the fiscal  years ended May 31,
1997,  1998,  1999  and  2000:  $275,962,   $309,695,   $153,123  and  $_______,
respectively.

     The U.S. Small Company Opportunities Portfolio -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $29,566. For the fiscal years ended May 31, 1999 and 2000: $56,809 and $_______, respectively.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York  ("BONY"),  One Wall  Street,  New York,  New York
10286, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contracts, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. In the case of foreign assets held outside the United States, the custodian employs various subcustodians in accordance with the regulations of the SEC.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services at an annual rate of 0.05% (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders for whom Morgan is acting as Shareholder Servicing Agent). Morgan acts as Shareholder Servicing Agent for all shareholders.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in a Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include a Fund as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS

         The Trust, on behalf of the Fund, has adopted a service plan (the "Plan") with respect to the shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of the Fund pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on June 12, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and Fund shareholders. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.


DISTRIBUTION PLAN

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees have adopted such a plan on behalf of the Fund (the "Distribution Plan") pursuant to which the Fund pays for distributing its shares at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. Under the Distribution Plan, the Fund may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect of these services. The amounts to be paid to such institutions are based on the daily value of shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes, for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of the Fund's shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as J.P. Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by a Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to a Fund or J.P. Morgan.

         Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.


EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Advisor," "Co-Administrator," "Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws and extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders and filing fees under state securities laws. For the Portfolios, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and certain Portfolios and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

         J.P. Morgan has agreed that it will reimburse the U.S. Small Company Fund and the U.S. Small Company Opportunities Fund as described in the Prospectus until September 30, 2001 to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at 1.25% of average daily net assets, and will reimburse the U.S. Equity Fund as described in the Prospectus until September 30, 2001 to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at 1.05% of average daily net assets. This limit does not cover extraordinary expenses.

         The table below sets forth for each Fund listed the fees and other expenses J.P. Morgan reimbursed under the expense reimbursement arrangements described above or pursuant to prior expense reimbursement arrangements for the fiscal periods indicated.

     U.S. Equity Fund -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: N/A, N/A, N/A and N/A, respectively.

     U.S. Equity Portfolio -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: N/A, N/A, N/A and N/A, respectively.

     U.S. Small Company Fund -- For the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $288,871, $164,771, N/A and N/A, respectively.

     U.S. Small Company Portfolio -- For the fiscal years ended May 31, 1997, 1998 and 1999: N/A, N/A, N/A and N/A, respectively.

     U.S. Small Company Opportunities Fund -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $55,190. For the fiscal years ended May 31, 1999 and 2000: N/A and N/A.

     The U.S. Small Company Opportunities Portfolio -- For the period June 16, 1997 (commencement of operations) through May 31, 1998: $3,597. For the fiscal years ended May 31, 1999 and 2000: N/A and N/A.

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such transactions are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for a Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. J.P. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and their corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of a Fund during any 90 day period for any one shareholder. The Trust will redeem
Fund shares in kind only if it has received a redemption in kind from a corresponding Portfolio and therefore shareholders of a Fund that receive redemptions in kind will receive securities of a Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         Further Redemption Information. Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, a Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         An investor may exchange shares from any J.P. Morgan Fund into any other J.P. Morgan Fund or J.P. Morgan Institutional Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. The Funds generally intend to pay redemption proceeds in cash, however, since they reserve the right at their sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than in cash, each Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares". Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of a fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described under "Dividends and Distribution" in the Prospectus.

         Dividends and capital gains distributions paid by the Fund are reinvested in additional shares of a Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at J.P. Morgan or at his financial professional or, in the case of certain J.P. Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday at the time described in the prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of a Fund's investment in its corresponding Portfolio (which is equal to a Fund's pro rata share of the total investment of a Fund and of any other investors in a Portfolio less a Fund's pro rata share of a Portfolio's liabilities) less a Fund's liabilities. The following is a discussion of the procedures used by the Portfolio corresponding to each Fund in valuing its assets.

         The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), other than options on stock indexes, is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency rate average on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information by calling the number provided on the cover page of this Statement of Additional Information. See also the Prospectus.

     Composite  performance   information  shown  in  the  prospectus  has  been
calculated  in  accordance  with  Performance   Presentation  Standards  of  the
Association for Investment Management and Research ("AIMR").

         Total Return Quotations. As required by regulations of the SEC, the annualized total return of the Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount, which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Historical performance information for periods prior to the establishment of the U.S. Equity and U.S. Small Company funds will be that of their respective predecessor free-standing and/or corresponding feeder funds and will be presented in accordance with applicable SEC staff interpretations.

         General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the Funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. he Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally.

         Research services provided by brokers to whom the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The   Portfolios   corresponding   to  the  Funds  paid  the  following
approximate brokerage commissions for the indicated periods:

     U.S. Equity - For the fiscal years ended May 31, 1997, 1998, 1999 and 2000:
$1,594,078; $1,614,293, $1,163,432 and $_________, respectively.

     U.S. Small Company for the fiscal years ended May 31, 1997, 1998, 1999 and 2000: $2,174,321, $1,662,968, $979,033 and $_______, respectively.

     U.S. Small Company Opportunities For the period June 16, 1997 (commencement of operations) through May 31, 1998: $126,261. For the fiscal years ended May 31, 1999 and 2000: $93,960 and $______, respectively.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolio may no purchase securities during the existence of any underwriting syndicate for such securities of which Morgan or an affiliate is a member or in a private placement in which Morgan or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Portfolio that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options, which a Portfolio may write, may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the by-laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective October 10, 1996, the name of the Trust was changed from "The Pierpont Funds" to "The JPM Pierpont Funds," and each Fund's name changed accordingly. Effective May 12, 1997, the name of the U.S. Equity Fund was changed from "The JPM Pierpont Equity Fund" to "The JPM Pierpont U.S. Equity Fund", and the Fund's corresponding Portfolio changed its name accordingly. Effective May 12, 1997, the name of the U.S. Small Company Fund was changed from "The JPM Pierpont Capital Appreciation Fund" to "The JPM Pierpont U.S. Small Company Fund". Effective January 1, 1998, the name of the Trust was changed from "The JPM Pierpont Funds" to "J.P. Morgan Funds", and each Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, Member of the Advisory Board, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, Member of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, Member of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one full or fractional vote for each dollar or fraction of a dollar invested. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of 33 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares".

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. Generally when a corresponding Master Portfolio seeks a vote to change a fundamental investment restriction, its feeder fund(s) will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. The shareholders of the Trust are entitled to a full or fractional vote for each dollar or fraction of a dollar invested.

         In addition to selling a beneficial interest to a Fund, a Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of a Fund from a Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions in accordance with the investment policies with respect to the Portfolio described above and in each Fund's Prospectus.

         Certain changes in a Portfolio's fundamental investment policies or restrictions, or a failure by a Fund's shareholders to approve such change in a Portfolio's investment restriction, may require withdrawal of a Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from a Portfolio, which may or may not be readily marketable. The distribution in-kind may result in a Fund having a less diversified portfolio of investments or adversely affect a Fund's liquidity, and a Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in a Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because a Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Whenever a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by a Fund to continue the operation of its corresponding Portfolio upon the withdrawal of another investor in a Portfolio), the Trust will hold a meeting of shareholders of a Fund and will cast all of its votes proportionately as instructed by a Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of a Fund who do not vote will have no effect on the outcome of such matters.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction, subject to applicable limitations under the Code. If dividend payments exceed income earned by a Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put option is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should consider the consequences of purchasing shares in a Fund shortly before the Fund declares a sizable dividend distribution.

         For federal income tax purposes, the U.S. Small Company Fund had a capital loss carryforward at May 31, 1999 of $14,416,582, all of which expire in the year 2007. The U.S. Small Company Opportunities Fund had a capital loss carryforward at May 31, 1999 of $14,885,080, all of which expire in the year 2007. To the extent that this capital loss is used to offset future capital gains, it is probable that gains to offset will not be distributed to shareholders.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder is subject to maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax advisors concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Funds may invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the corresponding fund may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Portfolios will be permitted to "mark to market" any marketable stock held by a Portfolio in a PFIC. If a Portfolio made such an election, the corresponding Fund would include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 (or any successor form) is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         Foreign Taxes. It is expected that the Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries.

         State and Local Taxes. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of a Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, J.P. Morgan or Financial Professionals as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolios' registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


FINANCIAL STATEMENTS

         The following financial statements of the Portfolios the report thereon of PricewaterhouseCoopers LLP are incorporated herein by reference from their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling J.P. Morgan Institutional Funds Services at (800) 766-7722.

                                          Date of Annual Report;                Date of Annual Report;
Name of Portfolio                         Date Annual Report Filed; Accession   Date Annual Report Filed; Accession
                                          Number                                Number
----------------------------------------- ------------------------------------- -------------------------------------
----------------------------------------- ------------------------------------- -------------------------------------
J.P. Morgan U.S. Equity Portfolio         5/31/00;                              11/30/99;
                                          _/_/00;                               1/xx/00;
                                          0001047469-00-______                  00009125057-00-003648
----------------------------------------- ------------------------------------- -------------------------------------
----------------------------------------- ------------------------------------- -------------------------------------
J.P. Morgan U.S. Small Company Portfolio  5/31/00;                              11/30/99;
                                          _/_/00;                               1/xx/00;
                                          0001047469-00-______                  0000912057-00-003643
----------------------------------------- ------------------------------------- -------------------------------------
----------------------------------------- ------------------------------------- -------------------------------------
J.P. Morgan U.S. Small Company            5/31/00;                              11/30/99;
Opportunities Portfolio                   _/_/__;                               1/xx/00;
                                          0001047469-00-_____                   0000912057-00-002996
----------------------------------------- ------------------------------------- -------------------------------------


                     J.P. MORGAN INSTITUTIONAL FUNDS




           J.P. MORGAN INSTITUTIONAL BOND FUND - ADVISOR SERIES




                   STATEMENT OF ADDITIONAL INFORMATION



                              JULY ___, 2000






















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JULY ___, 2000 FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS FOR THE FUND IDENTIFIED ABOVE, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORT ON THE ANNUAL FINANCIAL STATEMENTS OF THE FUND'S MASTER PORTFOLIO, IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.

                              Table of Contents


                                                                       Page

General.................................                                  1
Investment Objectives and Policies......                                  1
Investment Restrictions.................                                  32
Trustees and Advisory Board.............                                  34
Officers................................                                  37
Investment Advisor......................                                  39
Distributor.............................                                  42
Co-Administrator........................                                  42
Services Agent..........................                                  43
Custodian and Transfer Agent............                                  45
Shareholder Servicing...................                                  45
Service Organizations...................                                  29
Distribution Plan.......................                                  30
Financial Professionals.................                                  46
Independent Accountants.................                                  47
Expenses................................                                  47
Purchase of Shares......................                                  48
Redemption of Shares....................                                  49
Exchange of Shares......................                                  50
Dividends and Distributions.............                                  50
Net Asset Value.........................                                  50
Performance Data........................                                  51
Portfolio Transactions..................                                  54
Massachusetts Trust.....................                                  55
Description of Shares...................                                  56
Special Information Concerning
  Investment Structure...................                                 58
Taxes....................................                                 59
Additional Information...................                                 63
Financial Statements.....................                                 64
Appendix A - Description of Security
 Ratings................................                                  A-1

GENERAL

         This Statement of Additional Information relates only to J.P. Morgan Institutional Bond Fund - Advisor Series (the "Fund"). The Fund is a series of shares of beneficial interest of J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Fund, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in a Master Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure." Accordingly, references below to the Fund also include the Portfolio; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

     The Portfolio is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York ("Morgan"), an affiliate of the Advisor, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVES AND POLICIES

         The Fund is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Fund will fluctuate, the Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in high grade and investment grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective by the Portfolio as set forth above and in the Prospectus. The investment objective of the Fund and its Portfolio is identical. Accordingly, references below to the Fund also include the Fund's Portfolio; similarly, references to the Portfolio also include the Fund that invests in the Portfolio unless the context requires otherwise.

Fixed Income Investments

         The Fund may invest in a broad range of debt securities of domestic and foreign corporate and government issuers. The corporate securities in which the Fund may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity.

Corporate Bonds and Other Debt Securities

         The Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government Guaranteed Mortgage-Backed Securities. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         Mortgages (directly held). The Fund may invest directly in mortgages. Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Advisor.

         The directly placed mortgages in which the Fund invests may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Fund or the Advisor. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

         Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

         Corporate Fixed Income Securities. The Fund may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Money Market Instruments

         The  Fund  may  invest  in  money  market  instruments  to  the  extent consistent with its investment objective and policies. Under normal circumstances, the Fund will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Fund may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. The Fund may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Fund's Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

         The Fund may make investments in other debt securities, including without limitation corporate bonds and other obligations described in this Statement of Additional Information.

Tax Exempt Obligations

     In certain circumstances the Fund may invest in tax exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Fund appears below. See "Quality and Diversification Requirements."

         Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         Municipal Notes. The Fund may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

         Premium Securities. During a period of declining interest rates, many municipal securities in which the Fund invests likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium. In general, such securities have market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Fund's shares. The values of such "premium" securities tend to approach the principal amount as they near maturity.

         Puts. The Fund may purchase without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with the Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.
         The Fund values any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC. Prior to investing in such securities, the Fund, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the amortized valuation of such securities.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Advisor reviews regularly the list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"), or will be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor become more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

         Entering into a put with respect to a tax exempt security may be treated, depending upon the terms of the put, as a taxable sale of the tax exempt security by the Fund with the result that, while the put is outstanding, the Fund will no longer be treated as the owner of the security and the interest income derived with respect to the security will be treated as taxable income to the Fund.

Foreign Investments

         The Fund may invest in certain foreign securities. It may invest up to 20% of total assets in fixed income securities of foreign issuers denominated in foreign currencies. Any foreign commercial paper purchased by the Fund must not be subject to foreign withholding tax at the time of purchase.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or in other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. An unsponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign security. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

         Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administration or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investment made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In addition, while the volume of transactions effected on foreign exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Fund's currency exposure. See "Foreign Currency Exchange Transactions" below.

         Foreign Currency Exchange Transactions. Because the Fund may buy and sell securities and receive interest in currencies other than the U.S. dollar, the Fund may enter from time to time into foreign currency exchange transactions. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Fund may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Fund will only enter into forward contracts to sell a foreign currency for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S.
dollar.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         Sovereign Fixed Income Securities. The Fund may invest in fixed income securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Investment in sovereign fixed income securities involves special risks not present in corporate fixed income securities. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

         Brady Bonds. The Fund may invest in Brady bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

         Obligations of Supranational Entities. The Fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Investing in Emerging Markets

         The Fund may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

         Restrictions on Investment and Repatriation. Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

Additional Investments

         Convertible Securities. The Fund may invest in convertible securities of domestic and, subject to the Fund's investment restrictions, foreign issuers. The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

         Risks Associated with Derivative Securities and Contracts. The risks associated with the Fund's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

         Market Risk. Investments in structured securities are subject to the market risks described above. Entering into a derivative contract involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Fund.

         Leverage and Volatility Risk. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. If the Fund enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting portfolio securities or cover written options which may partially offset the leverage inherent in these transactions. Segregation of a large percentage of assets could impede portfolio management or an investor's ability to meet redemption requests.

         Correlation Risk. The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's assets.

     Credit  Risk.   Derivative   securities  and  over-the-counter   derivative
contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

         Liquidity and Valuation Risk. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

         Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its Portfolio). As a shareholder of another investment company, the Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or Portfolio bears directly in connection with its own operations. The Fund has applied for exemptive relief from the SEC to permit the Fund's Portfolio to invest in affiliated investment companies. If the requested relief is granted, the Fund's Portfolio would then be permitted to invest in affiliated funds, subject to certain conditions specified in the applicable order.

     The Securities and Exchange Commission ("SEC") has granted the Portfolio an exemptive order permitting it to invest its uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

         Mortgage Dollar Roll Transactions. The Fund may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Fund sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee. When the Fund enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund's investment restrictions.

         Loans of Portfolio Securities. Subject to applicable investment restrictions, the Fund is permitted to lend securities in an amount up to 33 1/3% of the value of its total assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, Trustee, Member of Advisory Board, Director, employee or other affiliate of the Fund, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Illiquid Investments; Privately Placed and Other Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements

         The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         The Fund will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes".

         If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions.

         The Fund invests in a diversified portfolio of securities that are considered "high grade," "investment grade" and "below investment grade" as described in Appendix A. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody's or A-3 or better by Standard & Poor's) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the Fund. If no such ratings exist, the investment must be of comparable investment quality in the Advisor's opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB.

         Below Investment Grade Debt. Certain lower rated securities purchased by the Fund, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A for more detailed information on these ratings.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


Options and Futures Transactions

         The Fund may purchase and sell (a) exchange traded and over-the-counter
(OTC) put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

         The Fund may use futures contracts and options for hedging and risk management purposes. The Fund may not use futures contracts and options for speculation.

         The Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund's return. Certain strategies limit the Fund's possibilities to realize gains as well as its exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate.

         The Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets. In addition, the Fund will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Fund.

Options

         Purchasing Put and Call Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exits. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Selling (Writing) Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for the receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

         Options on Indexes. The Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

         For a number of reasons, a liquid market may not exist and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

         Exchange Traded and OTC Options. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Fund's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts

         The Fund may purchase and sell futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

         When the Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Fund to close out its futures positions. Until it closes out a futures position, the Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         The Fund will segregate liquid assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          Options on Futures Contracts. The Fund may purchase and sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.

         Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell futures contracts or purchase put and call options, including put and call options on futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be commodity pools, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Swaps and Related Swap Products. The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that the Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Fund, payments by the parties will be exchanged on a "net basis", and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund.

         The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

         The Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         The Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which the Fund may engage in such transactions.

Risk Management

         The Fund may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of the portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Fund to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Portfolio Turnover

         The table below sets forth the portfolio turnover rates for the Fund's Portfolio. A rate of 100% indicates that the equivalent of all of the
Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

     The U.S. Fixed Income Portfolio -- For the fiscal years ended October 31, 1997, 1998 and 1999: 93%, 115% and 465%, respectively.

INVESTMENT RESTRICTIONS

         The investment restrictions of the Fund and the Portfolio are identical, unless otherwise specified. Accordingly, references below to the Fund also include the Fund's Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Fund and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Fund and the Portfolio:

1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

4. May not borrow money, except to the extent permitted by applicable law;

5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and (c) make direct investments in mortgages;

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

         Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and the Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the Fund and the Portfolio:

(i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

(ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

(iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of the fundamental investment restriction regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND MEMBERS OF THE ADVISORY BOARD

Trustees

         The Trustees of the Trust, who are also, the Trustees of the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. The mailing address of the Trustees is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017.

     FREDERICK S. ADDY - Trustee, Retired, Former Executive Vice President and Chief Financial Officer, Amoco Corporation. His date of birth is January 1, 1932.

     WILLIAM G. BURNS - Trustee, Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER - Trustee, Retired, Former Senior Vice President, Morgan Guaranty Trust Company of New York. His date of birth is May 23, 1934.

     MATTHEW HEALEY1 - Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His date of birth is August 23, 1937. MICHAEL P. MALLARDI - Trustee, Retired, Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His date of birth is March 17, 1934.

         The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and the J.P. Morgan Funds, up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1999 are set forth below.


------------------------------------ ---------------------- -------------------------------------------



                                                            TOTAL TRUSTEE COMPENSATION ACCRUED BY THE
                                                            MASTER PORTFOLIOS(*), J.P. MORGAN FUNDS,
                                     AGGREGATE TRUSTEE      J.P. MORGAN SERIES TRUST AND THE TRUST
                                     COMPENSATION           DURING 1999(**)
                                     PAID BY THE
NAME OF TRUSTEE                      TRUST DURING 1999
------------------------------------ ---------------------- -------------------------------------------
------------------------------------ ---------------------- -------------------------------------------


Frederick S. Addy, Trustee           $22,488                $75,000
------------------------------------ ---------------------- -------------------------------------------
------------------------------------ ---------------------- -------------------------------------------


William G. Burns, Trustee            $22,488                $75,000
------------------------------------ ---------------------- -------------------------------------------
------------------------------------ ---------------------- -------------------------------------------


Arthur C. Eschenlauer, Trustee       $22,488                $75,000
------------------------------------ ---------------------- -------------------------------------------
------------------------------------ ---------------------- -------------------------------------------


Matthew Healey, Trustee(***),        $22,488                $75,000
  Chairman and Chief Executive
  Officer
------------------------------------ ---------------------- -------------------------------------------
------------------------------------ ---------------------- -------------------------------------------

Michael P. Mallardi, Trustee         $22,488                $75,000
------------------------------------ ---------------------- -------------------------------------------


     (*) Includes the Portfolio and 18 other portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment advisor.

     (**) No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, the Trust, J.P. Morgan Funds and J.P. Morgan Series Trust) in the fund complex.

     (***) During 1999, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $153,800, contributed $23,100 to a defined contribution plan on his behalf and paid $17,300 in insurance premiums for his benefit.

     The Trustees decide upon general policies and are responsible for overseeing the Trust's and Portfolio's business affairs. The Portfolio and the Trust has entered into the Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by the Portfolio during the indicated fiscal periods are set forth below:

     The U.S. Fixed Income Portfolio -- For the fiscal years ended October 31, 1997, 1998 and 1999: $35,577, $35,661 and $30,562, respectively.

Advisory Board

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board will be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray - President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird - Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch - Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         James J. Schonbachler - Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

Officers

         The Trust's and Portfolio's executive officers (listed below), other than the Chief Executive officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolio. The Trust and the Portfolio have no employees.

         The officers of the Trust and the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and the Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY - Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS - Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY - Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY - Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     JOHN P. COVINO - Vice President and Assistant Treasurer. Vice President and Treasury Group Manger of Treasury Servicing and Administration of FDI. Prior to November 1998, Mr. Covino was employed by Fidelity Investments where he held multiple positions in their Institutional Brokerage Group. Prior to joining Fidelity, Mr. Covino was employed by SunGard Brokerage systems where he was responsible for the technology and development of the accounting product group. His date of birth is October 8, 1963.

     JACQUELINE HENNING - Assistant Secretary and Assistant Treasurer of (The U.S. Fixed Income and Short Term Bond Portfolios only). Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 24, 1942.

         KAREN JACOPPO-WOOD - Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY - Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY - Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Her date of birth is July 5, 1972.

     MARY A. NELSON - Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

     MARY JO PACE - Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York since 1990. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     GEORGE A. RIO - President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO - Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

     ELBA VASQUEZ - Vice President and Assistant Secretary. Vice President of FDI since February 1999. Ms. Vasquez served as a Sales Associate for FDI from May 1996. Prior to that she served in various mutual fund sales and marketing positions for U.S. Trust Company of New York. Her date of birth is December 14, 1961.

CODE OF ETHICS

     The Trust and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent a fraud or deceit on the Trust.

INVESTMENT ADVISOR

         The Fund have not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. Prior to October 28, 1998, Morgan was the Portfolio's investment advisor. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $376 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         Morgan, also a wholly owned subsidiary of J.P. Morgan, is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 375 full time research analysts, capital market researchers, portfolio managers and traders and has one of the largest research staffs in the money management industry. The Advisor has investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification, and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently -- Salomon Brothers Broad Investment Grade Bond Index.

         The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.30% the Portfolio's average daily net assets shown below.

         The table below sets forth for the Fund listed the advisory fees paid by the Portfolio to Morgan and JPMIM, as applicable, for the fiscal period indicated.

     The U.S. Fixed Income Portfolio -- For the fiscal years ended October 31, 1997, 1998 and 1999: $2,908,384, $3,583,060 and $4,514,768, respectively.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolio and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940
Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolio dated August 1, 1996, FDI also serves as the Trust's and the Portfolio's Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolio, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolio, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolios; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees, Members of the Advisory Board and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, the Fund and Portfolio have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, J.P. Morgan Funds, the Master Portfolios and other investment companies subject to similar agreements with FDI.

         The table below sets forth for the Portfolio the administrative fees paid to FDI for the fiscal periods indicated. The U.S. Fixed Income Portfolio --For the fiscal years ended October 31, 1997, 1998 and 1999: $23,296, $22,913 and $19,016, respectively.

SERVICES AGENT

         The Trust, on behalf of the Fund, and the Fund's Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund and the Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, Morgan provides certain administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the Services Agreements, the Fund and the Portfolio have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund and Portfolio is determined by the proportionate share that their net assets bear to the total net assets of the Trust, J.P. Morgan Funds, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, the Fund and the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

         The table below sets forth for the Portfolio the fees paid to Morgan as Services Agent. See the Prospectus and "Expenses" below for applicable expense limitations.

     The U.S. Fixed Income Portfolio -- For the fiscal years ended October 31, 1997, 1998 and 1999: $300,675, $348,110 and $390,355, respectively.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York  ("BONY"),  One Wall  Street,  New York,  New York
10286, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contracts, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. In the case of foreign assets held outside the United States, the custodian employs various subcustodians in accordance with the regulations of the SEC.
         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a Financial Professional. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan for these services a fee at the annual rate of 0.05% (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders).

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide record keeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS

         The Trust, on behalf of the Fund, has adopted a service plan (the "Plan") with respect to the shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of the Fund pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on January 26, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and Fund shareholders. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION PLAN

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees adopted such a plan on behalf of the Fund (the "Distribution Plan") pursuant to which the Fund pays for distributing its shares at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. Under the Distribution Plan, the Fund may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect of these services. The amounts to be paid to such institutions is based on the daily value of shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of the Fund's shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as J.P. Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan.

         The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Advisor," "Co-Administrator," "Distributor," "Services Agent" and "Shareholder Servicing" above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         J.P. Morgan has agreed that it will reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the following annual rates of the Fund's average daily net assets.

         Bond:                                          %

         These limits do not cover extraordinary expenses. This reimbursement arrangement will continue through at least February 28, 2002.

         The table below sets forth for the Portfolio listed the fees and other expenses J.P. Morgan reimbursed under the expense reimbursement arrangement described above or pursuant to prior expense reimbursement arrangements for the fiscal periods indicated.

     The U.S. Fixed Income Portfolio -- For the fiscal years ended October 31, 1997, 1998 and 1999: N/A, N/A and N/A, respectively.

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.
         Method of Purchase. Investors may open Fund accounts and purchase shares as described in the Prospectus. References in the Prospectus and this Statement of Additional Information to customers of Morgan or a Financial
Professional include customers of their affiliates and references to transactions by customers with Morgan or a Financial Professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund's Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the Fund's Portfolio); and (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a Financial Professional, and the Financial Professional may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus.

         If the Trust on behalf of the Fund and its Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund and the Portfolio, have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund and the Portfolio are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind. The Trust is in the process of seeking exemptive relief from the SEC with respect to redemptions in kind by the Fund. If the requested relief is granted, the Fund would then be permitted to pay redemptions to greater than 5% shareholders in securities, rather than in cash, to the extent permitted by the SEC and applicable law. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.
         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, and the Portfolio, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit. For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         An investor may exchange shares from the Fund into any other J.P. Morgan Institutional Fund, J.P. Morgan Fund or J.P. Morgan Series Trust fund without charge. An exchange may be made so long as after the exchange the investor has shares, in the fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. The Fund generally intends to pay redemption proceeds in cash, however, since it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares". Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.
         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as described in the prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

         Portfolio securities with a maturity of 60 days or more, are generally valued using bid quotations supplied daily by third party pricing services or brokers that in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, and indications as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with fair value procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See also the Prospectus.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance.
         Yield Quotations. As required by regulations of the SEC, the annualized yield for the Fund is computed by dividing the Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

     Set forth below is the historical yield information for the Fund's related series, J.P. Morgan Bond Fund.

J.P. Morgan Bond Fund (4/30/00): 30-day yield: x.xx%.

         Total Return Quotations. The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance.

         As required by regulations of the SEC, the average annual total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         The historical performance information shown below for the Fund's related series, J.P. Morgan Bond Fund, reflects operating expenses which were lower than those of the Fund. These returns are higher than would have occurred if an investment in the Fund had been made during the periods indicated. All performance information will be presented in accordance with applicable SEC staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Fund (Registration Nos. 033-54632 and 811-07340) is incorporated herein by reference.

     J.P.  Morgan Bond Fund  (4/30/0):  Average  annual  total  return,  1 year:
(x.xx%); average annual total return, 5 years: x.xx%; average annual total return, 10 years: x.xx%; aggregate total return, 1 year: x.xx%; aggregate total return, 5 years: xx.xx%; aggregate total return, 10 years: xxx.xx%.

         General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Fund.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Fund will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Fund's Portfolio may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover."

         In connection with portfolio transactions for the Portfolio, the Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolio may no purchase securities during the existence of any underwriting syndicate for such securities of which Morgan or an affiliate is a member or in a private placement in which Morgan or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Portfolio that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         Investment decisions made by the Advisor are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Portfolio may only sell a security to other portfolios or accounts managed by the Advisor or its affiliates in accordance with procedures adopted by the Trustees.

         It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio, as well as other clients including other funds, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

         If the Portfolio writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund will contain a provision to the effect that the shareholders are not personally liable thereunder.

         Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds".

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, Member of the Advisory Board, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, and that no Trustee, Member of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, Member of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.

         The Trustees have authorized the issuance and sale to the public of shares of 33 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see the Prospectus.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Master Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote.

         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to the Portfolio described above and in the Fund's prospectus.

         Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no affect on the outcome of such matters.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital losses are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. The Fund generally pays a monthly dividend. If dividend payments exceed income earned by the Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Fund intends to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should thus consider the consequences of purchasing shares in the Fund shortly before the Fund declares a sizable dividend distribution.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder is subject to maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax advisors concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time the Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by the Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by the Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Fund may invest in Equity Securities of foreign issuers. If the Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), it may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. Alternatively, the Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Fund will be permitted to "mark to market" any marketable stock held by it in a PFIC. The Fund will include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.
         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         Telephone calls to the Fund, J.P. Morgan or a Financial Professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolio's registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         The following financial statements of the Portfolio and the report thereon of PricewaterhouseCoopers LLP are incorporated herein by reference from the annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling J.P. Morgan Funds Services at
(800) 766-7722.


--------------------------------- --------------------------------------- ---------------------------------
                                  Date of Annual Report; Date Annual      Date of Semi-Annual Report; Date
Name of Portfolio                 Report Filed; and Accession Number      Semi-Annual Report Filed; and
                                                                          Accession Number
--------------------------------- --------------------------------------- ---------------------------------
The U.S. Fixed Income Portfolio   x/xx/xx; x/xx/xx;                       xx/xx/xx; xx/xx/xx
                                  0001047469-99-xxxxxx                    0000912057-00-xxxxxx
--------------------------------- --------------------------------------- ---------------------------------

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Commercial Paper, including Tax Exempt

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 - This designation indicates that the degree of safety regarding timely payment is satisfactory.

A-3 - This designation indicates that the degree of safety regarding timely payment is adequate.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well established industries.

         -        High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Short-Term Tax Exempt Notes

MIG-1             - The short-term  tax-exempt  note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

--------
     1Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

                         J.P. MORGAN INSTITUTIONAL FUNDS


                  J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES





                       STATEMENT OF ADDITIONAL INFORMATION


                                   JULY , 2000













THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JULY , 2000, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE SHAREHOLDER REPORT RELATING TO THE FUND DATED JUNE 30, 1999. THE PROSPECTUS AND THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORT THEREON, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.



                                Table of Contents

                                                                                                                Page


GENERAL...........................................................................................................1
INVESTMENT OBJECTIVE AND POLICIES.................................................................................1
INVESTMENT RESTRICTIONS..........................................................................................30
TRUSTEES, MEMBERS OF THE ADVISORY BOARD AND OFFICERS.............................................................32
CODE OF ETHICS...................................................................................................37
INVESTMENT ADVISOR...............................................................................................37
DISTRIBUTOR......................................................................................................40
CO-ADMINISTRATOR.................................................................................................40
SERVICES AGENT...................................................................................................41
CUSTODIAN AND TRANSFER AGENT.....................................................................................42
SHAREHOLDER SERVICING............................................................................................43
SERVICE ORGANIZATIONS............................................................................................43
DISTRIBUTION PLAN................................................................................................44
FINANCIAL PROFESSIONALS..........................................................................................45
INDEPENDENT ACCOUNTANTS..........................................................................................46
EXPENSES.........................................................................................................46
PURCHASE OF SHARES...............................................................................................47
REDEMPTION OF SHARES.............................................................................................48
EXCHANGE OF SHARES...............................................................................................49
DIVIDENDS AND DISTRIBUTIONS......................................................................................49
NET ASSET VALUE..................................................................................................50
PERFORMANCE DATA.................................................................................................51
PORTFOLIO TRANSACTIONS...........................................................................................53
MASSACHUSETTS TRUST..............................................................................................55
DESCRIPTION OF SHARES............................................................................................55
SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE..............................................................57
TAXES............................................................................................................59
ADDITIONAL INFORMATION...........................................................................................63
FINANCIAL STATEMENTS.............................................................................................64
APPENDIX A - Description of Security Ratings......................................................................1


GENERAL

         This Statement of Additional Information relates only to J.P. Morgan Diversified Fund - Advisor Series (the "Fund"). The Fund is a series of shares of beneficial interest of J.P. Morgan Institutional Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). In addition to the Fund, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio (the "Portfolio"), a corresponding diversified open-end management investment company having the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure." Accordingly, references below to the Fund also include the Portfolio; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

     The Portfolio is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York, ("Morgan"), an affiliate of the Advisor, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective by the Portfolio as set forth herein and in the Prospectus. Since the investment characteristics and experiences of the Fund correspond directly with those of the Portfolio, the discussion in this Statement of Additional Information focuses on the investments and investment policies of the Portfolio. Accordingly, references below to the Portfolio also include the Fund; similarly, references to the Fund also include the Portfolio unless the context requires otherwise.

          The Fund is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities.

         The mix of equities and fixed income is based on the risk premium model and the anticipation of changing economic trends. The risk premium is the difference between JPMIM's forecast of the long-term return on stocks (determined using JPMIM's proprietary dividend discount model) and the current nominal yield on 30-year U.S. Treasury bonds. When the risk premium is high, more assets are allocated to stocks. When the risk premium is low, more assets are allocated to bonds. Within U.S. equities, the allocation between large cap and small cap stocks is based on the relative dividend discount rate spread between large and small cap. The equity portion of the Portfolio will be invested primarily in large and medium sized U.S. companies with market capitalizations above $1.5 billion, with the balance in small U.S. companies primarily included in the Russell 2000 Index and in foreign issuers primarily in developed countries. Within fixed income, the allocation among sectors is based on JPMIM's analysis of their relative valuations.

         Investment Process for the Portfolio's Equity Component

         With respect to the equity portion of the Portfolio, JPMIM uses:

         Fundamental research: JPMIM's team of domestic equity analysts includes more than 20 members, each an industry specialist with an average of over ten years of experience, follow 600 medium and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the most attractive companies among those researched.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the intermediate-term earnings by comparing a company's current stock price with the "fair value" price forecasted by the estimated intermediate-term earnings power. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. The stocks selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that a perceived misvaluation will be corrected within a reasonable time frame, and the manager's estimate of the magnitude of the risks versus the potential rewards. A stock that falls into the fourth and fifth quintiles generally becomes a candidate for sale, either because its price has risen or its fundamentals have deteriorated. The Portfolio's sector weightings are matched to those of the S&P 500 Index, reflecting JPMIM's belief that its research has the potential to add value at the individual stock level, but not at the sector level. JPMIM also controls the Portfolio's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing 250-300 stocks.

         Investment Process for the Portfolio's Fixed Income Component

         Duration/yield curve management: JPMIM's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors JPMIM studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, JPMIM forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. JPMIM typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Smith Barney Broad Investment Grade Bond Index. The maturities of the individual fixed income securities in the Portfolio may vary widely, however.

         Sector allocations: Sector allocations are driven by JPMIM's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, JPMIM utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. JPMIM then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

         Security selection: Securities are selected by the portfolio manager, with substantial input from JPMIM's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, JPMIM's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by JPMIM's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

         Investment Process for the Portfolio's U.S. Small Company Component

         Fundamental research: JPMIM's domestic equity analysts also continuously monitor 300-500 small cap stocks with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Because JPMIM's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         See "Systematic Valuation" above.

         Disciplined portfolio construction: A diversified portfolio is constructed as for the equity component, but purchases are concentrated among the stocks in the top two quintiles of the rankings. Once a stock falls into the third quintile, it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks and--together with diversification--represents an important element of JPMIM's investment strategy.

         Investment Process for the Portfolio's International Equity Component

         Country allocation: JPMIM's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, JPMIM calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, JPMIM analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. JPMIM places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: JPMIM's more than 30 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,200 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. The comparable expected returns generated by the dividend discount model are used to rank companies from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the stocks deemed most undervalued and to keep sector weightings close to those of the EAFE Index. Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

Fixed Income Investments

         The Portfolio may invest in a broad range of debt securities of domestic and foreign corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity.

Corporate Bonds and Other Debt Securities

         As discussed in the Prospectus the Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government Guaranteed Mortgage-Backed Securities. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Portfolio does not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         Mortgages (directly held). The Portfolio may invest directly in mortgages. Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Advisor.

         The directly placed mortgages in which the Portfolio invests may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Portfolio will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Advisor. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

         Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Portfolio accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Portfolio will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


Money Market Instruments

         The Portfolio may invest in money market instruments and other short-term securities to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolio appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign Government Obligations. The Portfolio, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. The Portfolio may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World
Bank).

         Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Portfolio's Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the
Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in each agreement plus accrued interest, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of its custodian. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

          The Portfolio may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described herein.

         Corporate Fixed Income Securities. The Portfolio may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Equity Investments

         The Portfolio may invest in equity securities consisting of common stock and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations (collectively, "Equity Securities"). The Equity Securities in which the Portfolio invests include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market as well as certain restricted or unlisted securities.

     Equity Securities. The Equity Securities in which the Portfolio may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.


Common Stock Warrants

         The Portfolio may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments

         The Portfolio may invest in certain foreign securities. The Portfolio does not expect to invest more than 30% of its total assets at the time of purchase in securities of foreign issuers and in obligations of foreign branches of domestic banks. The economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. An unsponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign security. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

         Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administration or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investment made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In addition, while the volume of transactions effected on foreign exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Since investments in foreign securities may involve foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Portfolio may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Portfolio's currency exposure related to foreign investments.

See "Foreign Currency Exchange Transactions" below.

Foreign Currency Exchange Transactions

         Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Portfolio may enter into forward foreign currency exchange contracts to adjust its currency exposure relative to the EAFE Index, the benchmark for its international equity investments. The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         Sovereign Fixed Income Securities. The Portfolio may invest in fixed income securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Investment in sovereign fixed income securities involves special risks not present in corporate fixed income securities. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

         Obligations of Supranational Entities. The Portfolio may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.




Additional Investments

         Convertible Securities. The Portfolio may invest in convertible securities of domestic and foreign issuers. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Also, the Portfolio may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Portfolio an exemptive order permitting it to invest its uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees. The Portfolio has applied for additional exemptive relief from the SEC to permit the Portfolio to invest in additional affiliated investment companies. If the requested relief is granted, the Portfolio would then be permitted to invest in non-money market affiliated funds, subject to certain conditions specified in the applicable order.

         Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses for the Portfolio to be magnified. The Portfolio will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Portfolio's limitations on reverse repurchase agreements and bank borrowings.

         Mortgage Dollar Roll Transactions. The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         Loans of Portfolio Securities. The Portfolio may lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Portfolio not will make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Illiquid Investments; Privately Placed and Other Unregistered Securities. The Portfolio may not acquire any illiquid holdings if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid holding must be registered under the 1933 Act before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements

          The Portfolio intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Portfolio: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         The Portfolio will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes".

         Below Investment Grade Debt. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's Investors Service, ("Moody's") or BB or B by Standard & Poor's Ratings Group ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value. See Appendix A for more detailed information on these ratings.

         The Portfolio may invest in convertible debt securities, for which there are no specific quality requirements. The fixed income portion of the Portfolio invests in a diversified portfolio of securities with the ratings described in the Prospectus. These securities are considered "high grade", "investment grade" and "below investment grade" as described in Appendix A. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions

         The   Portfolio   may  purchase  and  sell  (a)  exchange   traded  and
over-the-counter ("OTC") put and call options on fixed income or equity securities, indexes of fixed income or equity securities and futures contracts on fixed income securities and indexes of fixed income or equity securities and
(b) futures contracts on fixed income securities and indexes of fixed income or equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

         The Portfolio may use futures contracts and options for hedging and risk management purposes. The Portfolio may not use futures contracts and options for speculation.

         The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

         The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio.

Options

         Purchasing Put and Call Options. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Selling (Writing) Put and Call Options. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

         Options on Indexes. The Portfolio may purchase or sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as index because the Portfolio's investments generally will not match the composition of an index.

         For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

         Exchange Traded and OTC Options. All options purchased or sold by the Portfolio will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         Provided that the Portfolio has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Portfolio may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts

         The Portfolio may purchase and sell futures contracts. When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

         When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

         The Portfolio will segregate liquid assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Options on Futures Contracts. The Portfolio may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Portfolio are paid by the Portfolio into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.

         Combined Positions. The Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Portfolio will not be a commodity pool, certain derivatives subject the Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which the Portfolio can invest in such derivatives. The Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, the Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Swaps and Related Swap Products

         The Portfolio may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Portfolio will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that the Portfolio may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event the Portfolio is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Portfolio, payments by the parties will be exchanged on a "net basis", and the Portfolio will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of the Portfolio's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Portfolio's potential loss if it sells a cap or collar. If the Portfolio buys a cap, floor or collar, however, the Portfolio's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Portfolio or that the Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Portfolio. The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

         The Portfolio will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If the Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If the Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Portfolio's accrued obligations under the agreement.

         The Portfolio will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.

         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which the Portfolio may engage in such transactions.

Risk Management

         The Portfolio may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of the fixed income portion of portfolio or the mix of securities in the Portfolio. For example, if the Advisor wishes to extend maturities in the fixed income portion of the portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Portfolio Turnover

         A Portfolio's turnover rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.


INVESTMENT RESTRICTIONS

         The investment restrictions below have been adopted by the Fund and the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund and Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever the Fund is requested to vote on a change in the fundamental investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Fund has the same investment restrictions as the Portfolio, unless otherwise specified. References below to the Portfolio's investment restrictions also include the Fund's investment restrictions unless the context requires otherwise.

         The Portfolio:

     1. May not make any investments inconsistent with a Fund's classification as a diversified investment company under the 1940 Act;

2.   May not purchase any security which would cause the Fund to concentrate its
     investments  in  the  securities  of  issuers   primarily  engaged  in  any
     particular industry except as permitted by the SEC;

3. May not issue senior securities, except as permitted under the Company1940 Actof or any rule, order or interpretation thereunder;

4. May not borrow money, except to the extent permitted by applicable law;

5.   May not underwrite  securities of other issuers,  except to the extent that
     the  Fund,  in  disposing  of  portfolio  securities,   may  be  deemed  an
     underwriter within the meaning of the 1933 Act;

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and (c) make direct investments in mortgages;

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

8. May make loans to other persons, in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

         Non-Fundamental Investment Restrictions - The investment restrictions described below are not fundamental policies of the Fund and the Portfolio and may be changed by their respective Trustees. These non-fundamental investment restrictions require that the Portfolio:

(i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

(ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

     (iii) May acquire securities of other investment companies, as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of the fundamental investment restriction regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


TRUSTEES, MEMBERS OF THE ADVISORY BOARD AND OFFICERS

Trustees

         The Trustees of the Trust, who are also the Trustees of the Portfolio and the other Master Portfolios as defined below, their business addresses, principal occupations during the past five years and dates of birth are set forth below. The mailing address of the Trustees is c/o Pierpont Group Inc., 461 Fifth Avenue, New York, New York 10017.

     FREDERICK S. ADDY - Trustee; Retired, Former Executive Vice President and Chief Financial Officer, Amoco Corporation. His date of birth is January 1, 1932.

     WILLIAM G. BURNS - Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER - Trustee; Retired, Former Senior Vice President, Morgan Guaranty Trust Company of New York. His date of birth is May 23, 1934.

         MATTHEW HEALEY (*) - Trustee, Chairman and Chief Executive Officer, Chairman, Pierpont Group, Inc., since prior to 1993. His date of birth is August 23, 1937.

     MICHAEL P. MALLARDI - Trustee; Retired, Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His date of birth is March 17, 1934.

------------------------
     (*) Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Healey is also an "interested person" (as defined in the 1940 Act of the Advisor due to his son's affiliation with JPMIM.



         The Trustees of the Trust are the same as the Trustees of the Portfolio. A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and the J.P. Morgan Funds, up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1998 are set forth below.


----------------------------------------------------- ------------------------- -----------------------------------
                                                                              TOTAL TRUSTEE COMPENSATION
                                                      AGGREGATE TRUSTEE         ACCRUED BY THE MASTER PORTFOLIOS
                                                      COMPENSATION              (*),J.P. MORGAN FUNDS, J.P.
                                                      ACCRUED BY THE TRUST      MORGAN SERIES TRUST AND THE TRUST
NAME OF TRUSTEE                                       DURING 1998               DURING 1998 (***)
----------------------------------------------------- ------------------------- -----------------------------------
----------------------------------------------------- ------------------------- -----------------------------------

Frederick S. Addy, Trustee                            $20,055                   $75,000
----------------------------------------------------- ------------------------- -----------------------------------
----------------------------------------------------- ------------------------- -----------------------------------

William G. Burns, Trustee                             $20,055                   $75,000
----------------------------------------------------- ------------------------- -----------------------------------
----------------------------------------------------- ------------------------- -----------------------------------

Arthur C. Eschenlauer, Trustee                        $20,055                   $75,000
----------------------------------------------------- ------------------------- -----------------------------------
----------------------------------------------------- ------------------------- -----------------------------------

                                                      $20,055                   $75,000
Matthew Healey, Trustee (**)
  Chairman and Chief Executive
  Officer
----------------------------------------------------- ------------------------- -----------------------------------
----------------------------------------------------- ------------------------- -----------------------------------

Michael P. Mallardi, Trustee                          $20,055                   $75,000
----------------------------------------------------- ------------------------- -----------------------------------

(*) Includes the Portfolio and 18 other Portfolios (collectively the "Master Portfolios"), for which JPMIM acts as investment advisor.

     (**) During 1998, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $157,400, contributed $23,610 to a defined contribution plan on his behalf and paid $17,700 in insurance premiums for his benefit.

(***)No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, the Trust, J.P. Morgan Funds and J.P. Morgan Series Trust) in the fund complex.

         The Trustees decide upon matters of general policy and are responsible for overseeing the Trust's and Portfolio's business affairs. The Portfolio and the Trust have entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by the Fund and the Portfolio during the indicated fiscal years are set forth below:

Fund -- For the fiscal years ended June 30, 1997, 1998, and 1999: $7,842, $9,571 and $10,569 respectively.

Portfolio -- For the fiscal years ended June 30, 1997, 1998, and 1999: $9,911, $13,886 and $16,444 respectively.

Advisory Board

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each Member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the Members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board will be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the Members thereof was designed so that the Board of Trustees will continuously have available to it persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

     James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive
Officer and Director,
     Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

Officers

         The Trust's and Portfolio's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds
Distributor, Inc. ("FDI" or the "Distributor"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolio. The Trust and the Portfolio have no employees.

         The officers of the Trust and the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust, the Portfolio and the other Master Portfolios. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY - Chief Executive Officer, Chairman, Pierpont Group, since prior to 1993. His address is c/o Pierpont Group Inc., 461 Fifth Avenue, New York, New York 10017. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS - Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY - Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY - Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     JOHN P. COVINO - Vice President and Assistant Treasurer. Vice President and Treasury Group Manager of Treasury Servicing and Administration of FDI. Prior to November 1998, Mr. Covino was employed by Fidelity Investments where he held multiple positions in their Institutional Brokerage Group. Prior to joining Fidelity, Mr. Covino was employed by SunGard Brokerage systems where he was responsible for the technology and development of the accounting product group. His date of birth is October 8, 1963.

     JACQUELINE HENNING - Assistant Secretary and Assistant Treasurer of the Portfolio only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited prior to September 1993. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 24, 1942.

     KAREN JACOPPO-WOOD - Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY - Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY - Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Prior to July 1994 she was a Finance student at Stonehill College in North Easton, Massachusetts. Her date of birth is July 5, 1972.

     MARY A. NELSON - Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MARY JO PACE - Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York since 1990. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     GEORGE A. RIO - President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO - Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

     .........ELBA VASQUEZ - Vice President and Assistant Secretary.  Currently,
services as Vice President. Prior serviced as Assistant Vice President since 1997 and Sales Associate since May 1996 of FDI. (March 1990 to May 1996, employed in various mutual fund sales and marketing positions by the U.S. Trust Company of New York. Her date of birth is December 14, 1961.


CODE OF ETHICS

         The Trust and the Advisor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to procedures reasonably necessary to prevent a fraud or deceit on the Trust.


INVESTMENT ADVISOR

         The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. Prior to October 28, 1998, Morgan was the Portfolio's investment advisor. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of more than $375 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 375 research analysts, capital market researchers, portfolio managers and traders and one of the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt and Singapore to cover companies, industries and countries on site. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The Portfolio's benchmark is comprised of 52% S&P 500, 35% Salomon Smith Barney Broad Investment Grade Bond, 3% Russell 2000 and 10% EAFE indexes.

         Morgan is also a wholly owned subsidiary of J.P. Morgan which is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The Portfolio is managed by employees of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan with the exception of certain other investment management affiliates of J.P. Morgan or broker affiliates of J.P. Morgan which transactions of behalf of the Fund.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Investment Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.55% of the Portfolio's average daily net assets.

         For the fiscal years ended June 30, 1997, 1998, and 1999 the advisory fees paid by the Portfolio to Morgan, the Portfolio's Advisor prior to October 28, 1998, and to JPMIM, the Portfolio's current Advisor, after October 28, 1998, were $1,591,589, $2,359,972, and $3,834,721 respectively. See the Portfolio's June 30, 1999 Annual Report.

         The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See
"Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolio and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.



DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI also serves as exclusive placement agent for the Portfolio. FDI currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940
Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust, and the Portfolio, dated August 1, 1996, FDI also serves as the Trust's and the Portfolio's Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolio, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolio, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and other investment companies subject to similar agreements with FDI.

         The table below sets forth the administrative  fees paid to FDI for the
fiscal  period   indicated.   See  "Expenses"   below  for  applicable   expense
limitations.

     Portfolio -- For the period August 1, 1996 through June 30, 1997: $6,791; and for the fiscal years ended June 30, 1998 and 1999:
$8,817 and $$9,900, respectively.

     Fund - For the period August 1, 1996 through June 30, 1997: $7,183; and for
the  fiscal  years  ended  June  30,  1998  and  1999:   $7,165  and   $$17,847,
respectively.

         The administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolio prior to August 1,
1997) were as follows:

     Portfolio -- For the fiscal year ended June 30, 1996 and the period from July 1, 1996 through through July 31, 1996: $19,517 and $2,938 respectively.

     Fund -- For the fiscal year ended June 30, 1996 and the period from July 1, 1996 through July 31, 1996: $31,954 and $2,370 respectively.

         See "Expenses" below for applicable expense limitations.


SERVICES AGENT

         The Trust, on behalf of the Fund, and the Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, as amended effective August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund and Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, Morgan provides certain administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the amended Services Agreements, each of the Fund and Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under Administrative Services Agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, each of the Fund and the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.03% of the Portfolios' average daily net assets in excess of $7 billion.

         The table below sets forth the fees paid to Morgan as Services Agent. See "Expenses" below for applicable expense limitations.

     Portfolio  -- For the fiscal  years ended June 30,  1997,  1998,  and 1999:
$89,749, $127,584 and $186,594 respectively.

     Fund -- For the fiscal years ended June 30, 1997, 1998, and 1999: $70,546, $85,827 and $121,374 respectively.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, the custodian employs various subcustodians who were approved by the Trustees of the Portfolio in accordance with the regulations of the SEC. The custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the transfer agent; transmitting purchase and redemption orders to the transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Effective August 1, 1998, under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan a fee for these services at the annual rate of 0.05% of the average daily net asset value of Fund shares owned by or for shareholders.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS

         On June 12, 2000, the Trust, on behalf of the Fund, has approved a service plan (the "Plan") with respect to the shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of the Fund pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers.

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisors and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on June 12, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees.

DISTRIBUTION PLAN

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees approved such a plan (the "Distribution Plan") with respect to the Fund pursuant to which the Fund pays for distributing its shares at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. Under the Distribution Plan, the Fund may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect of these services. The amounts to be paid to such institutions is based on the daily value of shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes, for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related Agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of the Fund's shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan.

         The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees Members of Advisory Board" and Officers," "Investment Advisor," "Co-Administrator," "Distributor," "Services Agent," "Shareholder Servicing" "Service Organization" and "Distrubtion Plan" above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund and the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and the Portfolio and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

         Morgan has agreed that it will reimburse the Fund until October 31, 2001 as described in the Prospectus to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at 1.10% of the Fund's average daily net assets. This limit does not cover extraordinary expenses.

         The table below sets forth the fees and other expenses Morgan reimbursed under the expense reimbursement arrangements described above or pursuant to prior expense reimbursement arrangements for the fiscal years indicated.

Portfolio -- For the fiscal years ended June 30, 1997, 1998 and 1999: $433,717, $247,773 and $183,744, respectively.

Fund -- For the fiscal years ended June 30, 1997, 1998 and 1999: $400,229, $507,083 and $756,422, respectively.

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         If the Trust on behalf of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund and the Portfolio, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund and the Portfolio are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, and the Portfolio, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit. For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         An investor may exchange shares from the Fund into any other J.P. Morgan Institutional Fund, J.P. Morgan Fund or J.P. Morgan Series Trust fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. The Fund generally intends to pay redemption proceeds in cash, however, since it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time.


DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         The net asset value of the Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolio corresponding to the Fund in valuing its assets.

         The value of Portfolio investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), other than options on stock indexes, is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing average currency exchange averagerate on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently
4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information by calling the number provided on the cover page of this Statement of Additional Information. See also the Prospectus.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         Total Return Quotations. The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in a Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance.

         As required by regulations of the SEC, the average annual total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount, which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Below is set forth historical return information for the Fund's related feeder fund, the J.P. Morgan Institutional Diversified Fund for the period indicated.

     J.P. Morgan Institutional Diversified Fund (6/30/99): Average annual total return, 1 year: 13.77%; average annual total return, 5 years: 17.41%; average annual total return, commencement of operations(*) to period end: 14.64%; aggregate total return, 1 year: 13.77%; aggregate total return, 5 years:
123.13%;  aggregate total return,  commencement of  operations(*) to period end:
121.00%.

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also -------------------- * The Fund commenced public investment operations on September 10, 1993.

         General. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio and the Fund's operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings (5) descriptions of investment strategies; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

PORTFOLIO TRANSACTIONS

         The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio.

See "Investment Objective and Policies."

     Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio transactions for the Portfolio's fixed income investments will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective. See "Investment Objective and Policies -- Portfolio Turnover."

         In  connection  with  fixed  income  portfolio   transactions  for  the
Portfolio, the Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

         In connection with transactions in Equity Securities for the Portfolio, the overriding objective is to obtain the best execution of purchase and sale orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of the Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolio in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of the Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolio does not reduce its fee to the Advisor by any amount that might be attributable to the value of such services.

     The Portfolio paid the following approximate brokerage commissions for the fiscal years ended June 30, 1999: $557,819; June 30, 1998: $314,363; and 1997:
$219,273.

         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other Master Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

         If the Portfolio effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options, which the Portfolio may write, may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund will contain a provision to the effect that the shareholders are not personally liable thereunder.

         Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds", and the Fund's name changed accordingly.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust on November 4, 1992 in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series) without changing the proportionate beneficial interest of each shareholder in a series (or in the assets of other series, if applicable). To date shares of 24 series have been authorized and are available for sale to the public. Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus or elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Portfolio shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares."

         The address of the owners listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of the Fund.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote.

         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

         Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.


TAXES

                  The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities or securities of other regulated investment companies).

         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. If dividend payments exceed income earned by the Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Fund intends to pay dividends in such a manner so as to minimize the possibility of a return of capital. The Fund expects that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction, subject to applicable limitations under the Code. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put option is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time the Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by the Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by the Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Portfolio may invest in equity securities of foreign issuers. If the Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code, the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of any such distributions. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the PFIC's income, whether or not distributed to the Fund.

         For taxable years of the Portfolio beginning after 1997, the Portfolio will be permitted to "mark to market" any marketable stock held by the Portfolio in a PFIC. If the Portfolio made such an election, the Fund would include in income each year an amount equal to its share of the excess, if any of the fair market value of the PFIC stock as of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its shares in excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 (or any successor form) is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         Foreign Taxes. It is expected that the Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York Trust. The Portfolio is not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         Telephone calls to the Fund, J.P. Morgan or a Financial Professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolio's registration statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Portfolio or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

         The Euro. Effective January 1, 1999 the euro, a single multinational currency, replaced the national currencies of certain countries in the Economic Monetary Union (EMU).

         J.P.  Morgan  will  monitor  potential  currency  risk  resulting  from
increased   volatility   in   exchange   rates   between   EMU   countries   and
non-participating countries.

         The I.R.S has concluded that euro conversion will not cause a U.S. taxpayer to realize gain or loss to the extent taxpayer's rights and obligations are altered solely by reason of the conversion.

FINANCIAL STATEMENTS

         The financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference from the Fund's June 30, 1999 annual report filing made on September 15, 1999, with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession No. 0001016969-99-000090). The Fund's financial reports include the Portfolio's financial statements. The annual and subsequent semi-annual reports are available without charge upon request by calling J.P. Morgan Funds Services at
(800) 766-7722.

APPENDIX A - Description of Security Ratings


STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


Commercial Paper, including Tax Exempt

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax Exempt Notes

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No.
29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the
     Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

     (a)6 Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998(Accession Number 0001041455-98-000097).

     (a)7 Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

     (a)8 Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (a)9  Amendment No. 13 to Declaration of Trust.  To be filed by Amendment.

     (b) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (b)(1) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

     (c)  Instruments Defining Rights of Security Holders. Not applicable.

     (d)  Investment Advisory Contracts. Not applicable.

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (e)1 Distribution Agreement between Registrant and Funds Distributor, Inc. to be filed by amendment.

     (f) Bonus or Profit Sharing Contracts. N/A.

     (g)1 Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (g)2 Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

     (h)1 Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

     (h)3 Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (h)6 Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

     (h)7 Amended Service Plan with respect to Registrant's Disciplined Equity - Advisor Series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (h)7 Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. To be filed by amendment.

     (i) Opinion and consent of Sullivan & Cromwell. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     (j) Consent of independent accountants to be filed by amendment.

     (l) Purchase agreements with respect to Registrant's initial shares. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

        (m) Rule 12b-1 Plan to be filed by amendment.

     (n) Financial Data Schedules (Not applicable).

     (p)(1)  Code of  Ethics  for the  Master  Portfolios  and the  J.P.  Morgan
Institutional Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

     (p)(2)  Code  of  Ethics  for  J.P.  Morgan   Investment   Management  Inc.
Incorporated by Accession number 0001041455-00-000087 filed on April 4, 2000.

     (p)(3) Code of Ethics for Funds Distributor Inc. Incorporated by Accession number 0001041455-00-000087 filed on April 4, 2000.

-------------------------


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:


Director, President and Chief Executive Officer:   Marie E. Connolly
Executive Vice President:                          George Rio
Executive Vice President:                          Donald R. Roberson
Executive Vice President:                          William S. Nichols
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                         Joseph F. Tower, III
Senior Vice President, General Counsel, Chief
  Compliance Officer, Secretary and Clerk          Margaret M. Chambers
Senior Vice President:                             Paula R. David
Senior Vice President:                             Judith K. Benson
Senior Vice President:                             Gary S. MacDonald
Director, Chairman of the Board, Executive
   Vice President                                  William J. Nutt

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE STREET BANK AND TRUST COMPANY: 1776 Heritage Drive, North Quincy, Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     THE BANK OF NEW YORK: 1 Wall Street New York, New York 10086, (records relating to its functions as fund accountant and custodian).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(a) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City New York, and the State of New York on the 23rd day of June, 2000.

     J.P. MORGAN INSTITUTIONAL FUNDS,



By    /s/ Elba Vasquez
      ----------------------------
         Elba Vasquez
      Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on June 23, 2000.


George Rio*
------------------------------
George Rio
President and Treasurer

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Elba Vasquez
            ----------------------------
            Elba Vasquez
as attorney-in-fact pursuant to a power of attorney.